As filed with the Securities and Exchange Commission on April 30, 2008

Registration Nos. 333-26341

811-08205

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC  20549

F O R M   N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Post-Effective Amendment No.  15

X

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No.  17

X

FIRST INVESTORS LIFE VARIABLE ANNUITY FUND D

(Exact Name of Registrant)

FIRST INVESTORS LIFE INSURANCE COMPANY

(Name of Depositor)

110 Wall Street, New York, New York 10005

(Address of Depositor's Principal Executive Offices)

(212) 858-8200

(Depositor's Telephone Number, including Area Code)

Carol E. Springsteen

First Investors Life Insurance Company

110 Wall Street,

New York, New York 10005

(Name and Address of Agent For Service)

Copies of all communications to:

Kirkpatrick & Lockhart Preston Gates Ellis LLP

1601 K Street, N.W.

Washington, D.C.  20006-1600

Attn: Diane Ambler, Esq.

Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective on (check the appropriate box):

☐

Immediately upon filing pursuant to paragraph (b) of Rule 485

☒

On May 1, 2008 pursuant to paragraph (b) of Rule 485

☐

60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐

On (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

*

This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered:  Units of interest in First Investors Life Variable Annuity Fund D under deferred variable annuity contracts.

FIRST INVESTORS LIFE VARIABLE ANNUITY FUND D

CROSS-REFERENCE SHEET

N-4 Item No.

Location

PART A:  PROSPECTUS

1 Cover Page..........................................................	Cover Page
2. Definitions..........................................................	Glossary of Special Terms
3. Synopsis..............................................................	Fees and Expenses
4. Condensed Financial Information.......................	Condensed Financial Information
5. General Description of Registrant, Depositor, and Portfolio Companies....................................	Overview; Who We Are and How to Contact Us; The Contract in Detail; Voting Rights
6. Deductions..........................................................	Fees and Expenses; Financial Information; Calculating Values; Contract Expenses
7. General Description of Variable Annuity Contracts............................................................	Overview; The Contract in Detail; Financial Information; Other Information
8. Annuity Period...................................................	Overview; The Contract in Detail; The Annuity Period
9. Death Benefit.....................................................	Overview; The Contract in Detail; The Accumulation Period
10. Purchases and Contract Value..........................	The Contract in Detail; Financial Information
11. Redemptions.....................................................	The Contract in Detail; Financial Information
12. Taxes.................................................................	Federal Tax Information
13. Legal Proceedings............................................	Not Applicable
14. Table of Contents of the Statement of Additional Information.....................................	Table of Contents of the Statement of Additional Information

PART B: STATEMENT OF ADDITIONAL INFORMATION
15. Cover Page.......................................................	Cover Page
16. Table of Contents.............................................	Table Of Contents
17. General Information and History......................	General Description; Other Information
18. Services...........................................................	Services
19. Purchase of Securities Being Offered...............	Not Applicable
20. Underwriters.....................................................	Services
21. Calculation of Performance Data......................	Not Applicable
22. Annuity Payments.............................................	Valuation; Amount of Annuity Payments
23. Financial Statements.........................................	Relevance of Financial Statements; Financial Statements

PART C:  OTHER INFORMATION

Information required to be included in Part C is set forth under the appropriate item so numbered in Part C hereof.

THE TAX TAMERP® II
AN INDIVIDUAL VARIABLE ANNUITY CONTRACT

First Investors Life Variable Annuity Fund D

(Separate Account D)
First Investors Life Insurance Company

110 Wall Street, New York, New York 10005/(800) 832-7783

This prospectus describes an individual variable annuity contract (the "Contract") offered by First Investors Life Insurance Company (“First Investors Life”, “we”, “us” or “our”).  The Contract provides you with the opportunity to accumulate capital, on a tax-deferred basis, for retirement or other long-term purposes and thereafter, if you so elect, receive annuity payments for a lifetime based upon the Contract’s accumulated value.

When you invest in a Contract, you allocate your purchase payments (less certain charges) to one or more “Subaccounts” of Separate Account D.  Each of these Subaccounts invests in a corresponding “Fund” of the First Investors Life Series Funds (“Life Series Funds”).  The amount you accumulate depends upon the performance of the Subaccounts in which you invest.  You bear all of the investment risk, which means that you could lose money.

The Contract requires a minimum initial investment of $5,000.

Please read this prospectus and keep it for future reference.  It contains important information that you should know before buying a Contract.  We filed a Statement of Additional Information (“SAI”), dated May 1, 2008, with the Securities and Exchange Commission.  We incorporate the SAI by reference into this prospectus.  See the SAI Table of Contents at the end of this prospectus.  You can get a free SAI by contacting us at Raritan Plaza 1, Edison, New Jersey 08837 or at the telephone number shown above or by visiting our website www.firstinvestors.comU.  You can review and copy our documents (including reports and SAIs) at the Public Reference Room of the SEC in Washington, D.C.  You can also obtain copies of our documents after paying a duplicating fee (i) by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-0102 or (ii) by electronic request at Hpublicinfo@sec.gov.

You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling (202) 551-8090.  Text-only version of documents can be viewed online or downloaded from the EDGAR database on the SEC Internet website at HThttp://www.sec.gov.

The Securities and Exchange Commission has not approved or disapproved these securities or passed judgment on the adequacy of this prospectus.  Any representation to the contrary is a criminal offense.

This prospectus is valid only if attached to the current prospectus for the Life Series Funds.

The date of this prospectus is May 1, 2008.

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CONTENTS

GLOSSARY OF SPECIAL TERMS

  iii

FEES AND EXPENSES

   1

CONDENSED FINANCIAL INFORMATION

   3

OVERVIEW OF THE CONTRACT

 7

   Summary of Risks and Rewards of the Contract

 7

   How the Contract Works

 8

   Who We Are and How to Contact Us

8

THE CONTRACT IN DETAIL

 12

   Application and Purchase Payments

 12

   Allocation of Purchase Payments to Subaccounts

 12

   Reallocations Among Subaccounts

12

   What Are Our Policies on Frequent Reallocations Among Subaccounts?

13

   What Are the Risks to Contractowners of Frequent Reallocations?

13

   The Accumulation Period

 14

   The Annuity Period

 17

   Your Right to Cancel the Contract

 19

FINANCIAL INFORMATION

 20

   Calculating Values

 20

   Contract Expenses

 20

   Federal Tax Information

 21

OTHER INFORMATION

 25

   Voting Rights

 25

   Processing Transactions

 26

   Reservation of Rights

 26

   Contract Years and Anniversaries

 26

   State Variations

 26

   Distribution of the Contract

 26

   Reports

 27

   Financial Statements

 27

TABLE OF CONTENTS OF
THE STATEMENT OF ADDITIONAL INFORMATION

 28

First Investors Life does not guarantee the performance of the Subaccounts.  The Contract is not a deposit or obligation of, or guaranteed or endorsed by, any bank or depository institution, nor is it federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Bank or any other agency.  The Contract involves risk, including possible loss of the principal amount invested.

The Contract may not be available in all states and jurisdictions.  This prospectus does not constitute an offering in any state or jurisdiction in which such offering may not lawfully be made.  First Investors Life does not authorize any information or representations regarding the Contract other than as described in this prospectus, the attached prospectus or any supplements thereto or in any supplemental sales material we authorize.

GLOSSARY OF SPECIAL TERMS

Accumulated Value – The value of all the Accumulation Units credited to the Contract.

Accumulation Period – The period between the date of issue of a Contract and the Annuity Commencement Date or the death of either the Annuitant or Contractowner.

Accumulation Unit – A unit that measures the value of a Contractowner's interest in a Subaccount of Separate Account D before the Annuity Commencement Date.  Accumulation Units are established for each Subaccount.  The Accumulation Unit value increases or decreases based on the investment performance of the Subaccount’s corresponding Fund.

Annuitant – The person whose life is the measure for determining the amount and duration of annuity payments and upon whose death, prior to the Annuity Commencement Date, the death benefit under the Contract becomes payable.

Annuity Commencement Date – The date on which we begin making annuity payments.

Annuity Unit – A unit that determines the amount of each annuity payment after the first annuity payment.  Annuity Units are established for each Subaccount.  The Annuity Unit value increases or decreases based on the investment performance of the Subaccount’s corresponding Fund.

Annuity Value – The value of the Annuity Units credited to the Contract during the annuity income period following the Annuity Commencement Date.

Beneficiary – The person who is designated to receive any benefits under a Contract upon the death of the Annuitant or the Contractowner.

Business Day – Any date on which the New York Stock Exchange (“NYSE”) is open for regular trading. Each Business Day ends as of the close of regular trading on the NYSE (normally 4:00 P.M., Eastern Time).  The NYSE is closed most national holidays and Good Friday.

Contract – An individual variable annuity contract offered by this prospectus.

Contractowner – The person or entity with legal rights of ownership of the Contract.

Fixed Annuity Payment – Annuity payments that remain fixed as to dollar amount and guaranteed throughout the annuity income period.

General Account – All assets of First Investors Life other than those allocated to Separate Account D and other segregated investment accounts of First Investors Life.

Good Order – Notice from someone authorized to initiate a transaction under a Contract, received in a format satisfactory to us at our Administrative Office or other office we may designate (“Administrative Office”), that contains all information required by us to process the transaction.

Internal Revenue Code – The Internal Revenue Code of 1986, as amended.

Joint Annuitant – The designated second person under a joint and survivor life annuity.

Net Accumulated Value – The accumulated value less any applicable premium taxes not previously deducted.

Purchase Payment – A payment made initially to purchase a Contract or as an additional contribution to a Contract (less any charges).

Separate Account D – The segregated investment account entitled "First Investors Life Variable Annuity Fund D," established by First Investors Life pursuant to applicable law and registered as a unit investment trust under the 1940 Act.

Subaccount – A segregated investment subaccount under Separate Account D that corresponds to a Fund of the Life Series Funds.  The assets of a Subaccount are invested in shares of the corresponding Fund of the Life Series Funds.

Valuation Period – The period beginning at the end of any Business Day and extending to the end of the next Business Day.

Variable Annuity Payment – Annuity payments that vary in dollar amount, in accordance with the net investment experience of the Subaccounts, throughout the annuity income period.

We (and Our) – First Investors Life.

You (and Your) – An actual or prospective Contractowner who is reading the prospectus.

FEES AND EXPENSES

The following tables below show the fees and expenses that you will incur when you buy, own and surrender a Contract.

The first table describes the fees and expenses that you will pay at the time that you surrender the Contract.  State premium taxes may also be deducted.

Contractowner Transaction Expenses
Maximum Contingent Deferred Sales Charge	7.00%*
(as percentage of purchase payments)

The next table describes the fees and expenses that you will pay periodically during the time you own the Contract, not including Fund fees and expenses.

Annual Contract Maintenance Charge	$30.00**
Separate Account Expenses
(as a percentage of average daily account value)
Mortality and Expense Risk Charge	1.25%
Administrative Charge	0.15%
Total Separate Account Annual Expenses	1.40%

* The maximum contingent deferred sales charge (“CDSC”) is a percentage of the value of the Accumulation Units surrendered (not to exceed the aggregate amount of the purchase payments made for the Accumulation Units).  The charge decreases one percentage point each year so that there is no charge after seven years.  Each year you may withdraw (“surrender”) up to 10% of total purchase payments without a CDSC.  For purposes of computing the CDSC, Accumulation Units are considered to be in the order in which they were purchased (i.e., first-in, first-out).  For more information concerning CDSCs, see “Financial Information: Contract Charges.”

** We may deduct an Annual Contract Maintenance Charge of $30 from the Accumulated Value, except that this charge will not exceed 2% of the Accumulated Value.  For more complete descriptions of the various charges and expenses shown, please refer to “FINANCIAL INFORMATION: Contract Expenses – Sales Charge, Mortality and Expense Charge, and Other Charges.”

The next table shows the minimum and maximum total annual fund operating expenses of the underlying Funds, before and after contractual fee waivers as of December 31, 2007.  These expenses may be higher or lower in the future.  More detail concerning each Fund’s fees and expenses is contained in the attached prospectus for the Life Series Funds.

Total Annual Fund Operating Expenses
(expenses that are deducted from Fund assets, including management fees and other expenses)
	Minimum	Maximum
Gross Annual Fund Operating Expenses	0.81%	1.14%
(before contractual fee waivers)
Net Annual Fund Operating Expense	0.70%	1.14%
(after contractual fee waivers)(1)

(1) The fee waivers reflected above will continue to May 1, 2009 by contractual agreement with the investment adviser to the Funds.

The following examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts.  These costs include Contractowner transaction expenses, contract fees, separate account annual expenses and fees and expenses of the Funds.  The examples assume that you invest $10,000 in the Contract for the time periods indicated.  The examples also assume that your investment has a 5% return each year and assumes the maximum fees and expenses of any of the Funds.  The example for one year reflects management fee waivers.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If you surrender your Contract at the end of the applicable time period:

	1 year	3 year	5 years	10 years
Maximum Cost	$827	$1,241	$1,680	$3,175
Minimum Cost	$783	$1,131	$1,505	$2,836

If you annuitize or do not surrender your Contract at the end of the applicable time period:

	1 year	3 year	5 years	10 years
Maximum Cost	$287	$881	$1,500	$3,175
Minimum Cost	$243	$771	$1,325	$2,836

You should not consider the expenses in the examples as a representation of past or future expenses.  Actual expenses in future years may be more or less than those shown.

CONDENSED FINANCIAL INFORMATION

This table shows the Accumulation Unit Values and the number of Accumulation Units outstanding for each Subaccount of Separate Account D for the last 10 fiscal years (or the life of the Subaccount, if less).

			Number of
		Accumulation	Accumulation
Subaccount	At	Unit Value ($)	Units
Blue Chip	December 31, 1998	11.917	1,531,169.8
Subaccount	December 31, 1999	14.728	2,333,261.2
	December 31, 2000	13.686	3,004,519.0
	December 31, 2001	10.895	3,279,726.9
	December 31, 2002	7.971	3,107,646.5
	December 31, 2003	9.920	3,059,107.4
	December 31, 2004 December 31, 2005 December 31, 2006 December 31, 2007	10.503 10.806 12.199 12.536	3,058,714.7 2,820,630.0 2,509,088.4 2,185,319.6
Cash	December 31, 1998	10.517	82,526.4
Management	December 31, 1999	10.856	218,614.0
Subaccount	December 31, 2000	11.340	222,276.5
	December 31, 2001	11.605	332,125.9
	December 31, 2002	11.583	377,631.8
	December 31, 2003	11.484	273,465.6
	December 31, 2004 December 31, 2005 December 31, 2006 December 31, 2007	11.404 11.520 11.855 12.231	212,274.9 182,436.9 179,952.7 419,696.9
Discovery	December 31, 1998	10.396	701,595.6
Subaccount	December 31, 1999	13.120	963,277.6
	December 31, 2000	12.908	1,335,912.6
	December 31, 2001	10.040	1,459,558.0
	December 31, 2002	7.217	1,453,514.7
	December 31, 2003	9.909	1,434,438.5
	December 31, 2004 December 31, 2005 December 31, 2006 December 31, 2007	11.020 11.425 13.802 14.511	1,559,703.6 1,602,057.1 1,539,299.1 1,470,235.1

			Number of
		Accumulation	Accumulation
Subaccount	At	Unit Value($)	Units
Government	December 31, 1998	10.911	103,476.8
Subaccount	December 31, 1999	10.872	133,403.0
	December 31, 2000	11.851	141,948.1
	December 31, 2001	12.736	292,874.8
	December 31, 2002	13.538	529,841.0
	December 31, 2003	13.774	489.077.0
	December 31, 2004 December 31, 2005 December 31, 2006 December 31, 2007	14.074 14.231 14.566 15.304	446,616.8 423,320.3 412,318.5 423,999.0
Growth & Income	December 31, 1998	12.980	1,316,750.1
Subaccount	December 31, 1999	16.188	2,158,958.5
	December 31, 2000	15.967	2,716,871.2
	December 31, 2001	13.640	2,880,189.3
	December 31, 2002	10.459	2,797,102.1
	December 31, 2003	13.323	2,874,051.6
	December 31, 2004 December 31, 2005 December 31, 2006 December 31, 2007	14.553 15.384 17.347 17.445	3,133,081.3 3,267,539.8 3,072,316.6 2,877,684.1
High Yield	December 31, 1998	10.602	325,195.4
Subaccount	December 31, 1999	10.972	491,040.3
	December 31, 2000	10.131	442,392.1
	December 31, 2001	9.644	490,536.2
	December 31, 2002	9.724	524,861.1
	December 31, 2003	12.095	732,045.8
	December 31, 2004 December 31, 2005 December 31, 2006 December 31, 2007	13.112 12.983 14.053 14.004	910,873.7 1,024,902.7 934,664.5 923,744.6
International	December 31, 1998	10.846	536,298.4
Subaccount	December 31, 1999	14.060	883,074.3
	December 31, 2000	12.247	1,212,143.3
	December 31, 2001	10.290	1,158,118.6
	December 31, 2002	8.277	1,047,768.6
	December 31, 2003	10.817	916,579.2
	December 31, 2004 December 31, 2005 December 31, 2006 December 31, 2007	12.221 13.162 16.585 19.787	945,200.8 995,314.7 1,036,656.6 1,123,247.2

			Number of
		Accumulation	Accumulation
Subaccount	At	Unit Value ($)	Units
Investment	December 31, 1998	11.128	156,868.9
Grade	December 31, 1999	10.695	239,796.7
Subaccount	December 31, 2000	11.550	261,929.8
	December 31, 2001	12.284	478,064.7
	December 31, 2002	13.065	656,050.6
	December 31, 2003	13.992	759,688.4
	December 31, 2004 December 31, 2005 December 31, 2006 December 31, 2007	14.354 14.340 14.705 15.301	851,487.9 939,840.5 932,498.5 971,614.9
Select Growth	December 31, 1999	10.240	44,020.7
Subaccount	December 31, 2000	8.994	226,565.0
	December 31, 2001	8.434	238,609.9
	December 31, 2002	5.980	276,598.2
	December 31, 2003	7.532	304,359.5
	December 31, 2004 December 31, 2005 December 31, 2006 December 31, 2007	7.863 8.184 8.834 9.705	366,979.1 336,453.7 308,149.5 294,571.4
Target	December 31, 1998	12.178	188,719.4
Maturity	December 31, 1999	10.600	223,367.6
2010	December 31, 2000	12.654	298,456.3
Subaccount	December 31, 2001	13.121	400,481.2
	December 31, 2002	15.382	521,477.9
	December 31, 2003	15.599	443,399.6
	December 31, 2004 December 31, 2005 December 31, 2006 December 31, 2007	15.990 15.998 16.094 17.195	494,880.8 524,012.0 478,253.9 426,674.7
Target Maturity	December 31, 1999	9.957	5,000.0
2015	December 31, 2000	12.274	42,941.2
Subaccount*	December 31, 2001	12.206	172,736.6
	December 31, 2002	14.849	324,635.3
	December 31, 2003	15.117	461,195.6
	December 31, 2004 December 31, 2005 December 31, 2006 December 31, 2007	16.169 16.645 16.718 18.084	706,356.6 983,569.0 1,094,052.0 1,114,713.0

			Number of
		Accumulation	Accumulation
Subaccount	At	Unit Value($)	Units
Value	December 31, 1998	12.959	449,163.0
Subaccount	December 31, 1999	15.004	806,463.3
	December 31, 2000	14.708	1,151,189.3
	December 31, 2001	11.561	1,255,426.2
	December 31, 2002	8.938	1,106,285.2
	December 31, 2003	11.245	1,149,990.3
	December 31, 2004 December 31, 2005 December 31, 2006 December 31, 2007	12.905 13.500 16.165 15.835	1,440,858.6 1,817,591.4 1,857,833.2 1,837,258.7

* The Accumulation Unit Values for this Subaccount was initially set at $10.00 on November 8, 1999

.

OVERVIEW OF THE CONTRACT

This overview highlights some basic information about the Contract offered by First Investors Life in this prospectus.  Separate Account D (“Tax Tamer II”) Contracts are sold with a contingent deferred sales charge.  You will find more information about the Contract in “THE CONTRACT IN DETAIL” section of this prospectus.

Summary of Risks and Rewards of the Contract

The benefits of the Contract are, among other things:

¢

There are twelve Subaccounts available under the Contract, each with different investment objectives, policies and risks allowing for investment diversification. Each Subaccount invests in a corresponding Fund of the Life Series Funds.

¢

You defer payment of income taxes on any gains until you withdraw your money through withdrawals or one of our annuity pay-out options.  This gives your money the potential to grow faster.

¢

You can also reallocate your accumulated assets among the Subaccounts, as your circumstances change, without incurring current income taxes.

¢

 Moreover, there are no income or contribution limits – such as those that exist on individual retirement accounts (“IRAs”) or 401(k)s – that restrict the amount that you can invest.  You control how much you invest for your retirement and when and how often you wish to add to your Contract.

¢

 We guarantee a minimum death benefit which protects your principal from market declines if you die.

¢

 You can receive an annuity pay-out providing a stream of income to suit your needs for the rest of your life.

There are several risk factors that you should consider:

¢

 You bear all of the investment risk of the Subaccounts you select, which means you could lose money.

¢

An investment in a Contract is not a direct investment in a mutual fund.  There are additional charges for the death benefit and other features of the Contract that are not associated with a mutual fund.

¢

 Because a 10% federal tax penalty is generally imposed on the taxable portion of withdrawals prior to age 59½, you should not invest in the Contract if you have short-term investment objectives which would require you to liquidate all or a portion of the Contract prior to reaching age 59½.

¢

A minimum holding period is often necessary before the tax benefits of tax deferral are likely to outweigh the often higher fees imposed on variable annuities relative to alternative investments.

¢

A tax-deferred accrual feature is already provided by any tax-qualified arrangement such as an IRA.  Therefore, you should have reasons other than tax deferral, such as the additional benefits, for purchasing a Contract within an IRA or other arrangement that receives tax deferral through the Internal Revenue Code.

¢

A partial withdrawal or total surrender of a Contract is taxed as ordinary income to the extent that the Accumulated Value exceeds your principal contribution to the Contract (i.e., on an “income first” basis).

¢

The death benefit paid to a Beneficiary of the Contract is taxed as ordinary income to the Beneficiary at the Beneficiary’s tax rate to the extent that the death benefit exceeds the Contractowner’s principal contribution to the Contract.  Thus, if your primary objective is to pass wealth on to your heirs, a life insurance policy may be more appropriate for you.  The amount of the death benefit on a life insurance policy passes income tax free to the Beneficiary; an annuity death benefit does not.

How the Contract Works

The Contract has two phases: an Accumulation Period and an annuity income period.  During the Accumulation Period, earnings on your investment accumulate on a tax-deferred basis.  The annuity income period begins when you convert from the Accumulation Period by agreeing that the Annuitant will start receiving regular annuity payments after the Accumulated Value has been applied to one of the annuity options in accordance with the annuity rates in the Contract.  You can select one of several annuity income payment options.

The Contract is a “variable” annuity because your Accumulated Value during the Accumulation Period and the amount of your variable annuity payments during the annuity income phase fluctuate based on the performance of the Funds underlying the Subaccounts you have selected.  As a result, the Accumulated Value in your Contract and your variable annuity payments may increase or decrease.  You are permitted to allocate your purchase payments in up to 5 of 12 available Subaccounts we offer under the Contract, as long as each allocation is at least 10%.  Subject to certain limitations, you may reallocate your Accumulated Value or Annuity Value.

The Contract provides a guaranteed death benefit that is payable to a Beneficiary when the Contractowner or Annuitant dies during the Accumulation Period.   Generally, the terms of your Contract guarantee that the Beneficiary will receive upon the death of the Annuitant the greater of (i) the total purchase payments reduced proportionally by any withdrawals, (ii) the Accumulated Value, or (iii) the Accumulated Value on the immediately preceding specified Contract anniversary date (these anniversary dates occur every 7 years after you purchase your Contract) plus any additional purchase payments and reduced proportionally by any subsequent withdrawals.  Upon the death of the Contractowner, we pay only the Accumulated Value to the Beneficiary.  For Contracts purchased prior to May 1, 2004 and in some jurisdictions, the death benefit is reduced by the amount of any withdrawals and is payable upon the death of either the original Contr actowner or Annuitant.  Please ask your registered representative about the death benefit applicable to your Contract.  We pay the death benefit when we receive both proof of death and appropriate instructions for payment.

You may withdraw a portion or all of the Accumulated Value during the Accumulation Period.

Who We Are and How to Contact Us

First Investors Life

First Investors Life Insurance Company, with its home office at 110 Wall Street, New York, New York 10005, is a stock life insurance company incorporated under the laws of the State of New York in 1962.  We write life insurance, annuities and accident and health insurance.

First Investors Life is part of First Investors Consolidated Corporation ("FICC"), a holding company, which owns all of the voting common stock of First Investors Life.  Other affiliates of First Investors Life include: First Investors Corporation ("FIC"), the distributor of the Contracts; First Investors Management Company, Inc. (“FIMCO”), the investment adviser of the Life Series Funds; and Administrative Data Management Corp., the transfer agent for the Life Series Funds.   Kathryn Head and members of her family control FICC and, therefore, control First Investors Life and the other companies that are owned by FICC.

For information or service concerning a Contract, you can contact us in writing at our Administrative Office located at Raritan Plaza 1, Edison, New Jersey 08837.  You can also call us at 1-800-832-7783 between the hours of 9:00 A.M. and 6:00 P.M., Eastern Time, or fax us at 732-855-5935.  You can also contact us through our Website at www.firstinvestors.com.

You should send any purchase payments, notices, elections, or requests that you make, as well as any other documentation that we require for any purpose in connection with your Policy, to our Administrative Office.  No such payment, notice, election, request or documentation will be treated as having been “received” by us until we have received it, as well as any related items that we require, all in complete and good order (i.e., in form and substance acceptable to us) at our Administrative Office.

To meet our requirements for processing transactions, we may require that you use our forms.

We will notify you and provide you with an address if we designate another office for receipt of information, payments and documents.

Separate Account D

First Investors Life Variable Annuity Fund D (“Separate Account D”) was established on April 8, 1997 under New York Insurance Law.  Separate Account D (the  “Separate Account”) is registered with the Securities and Exchange Commission (“SEC”) as a unit investment trust under the Investment Company Act of 1940, as amended (“1940 Act”).

We segregate the assets of the Separate Account from our other assets in our General Account.  These assets fall into two categories: (1) assets equal to our reserves and other liabilities under the Contract and (2) additional assets derived from expenses that we charge to the Separate Account.  The assets equal to our reserves and liabilities support the Contract.  We cannot use these assets to satisfy any of our other obligations.  The assets we derive from Contract charges do not support the Contract, and we can transfer these assets in cash to our General Account.  Before making a transfer, we will consider any possible adverse impact that the transfer may have on the Separate Account.   We credit to, or charge against, the Subaccounts of the Separate Account realized and unrealized income, gains and losses without regard to our other income, gains and losses.  The obligations under the Contract are our obli gations.

Each Subaccount invests its assets in a corresponding Fund of the Life Series Funds at net asset value.  Therefore, we own the shares of the underlying Funds, not you.  The value of your investment in a Subaccount is determined by the value of the underlying Fund.  Each Subaccount reinvests any distribution received from a Fund in the distributing Fund at net asset value.  So, none of the Subaccounts make cash distributions to Contractowners. Each Subaccount may make deductions for charges and expenses by redeeming the number of equivalent Fund shares at net asset value.

The Life Series Funds

The Life Series Funds is an open-end management investment company registered with the SEC under the 1940 Act.  The Life Series Funds consist of 12 separate series (“Funds”), all of which are available to Contractowners of Separate Account D.  Each of the Funds currently offers its shares only through the purchase of a Contract or another variable life or variable annuity contract issued by First Investors Life.  Each of the Funds reserves the right to offer its shares to other separate accounts or directly to us.

Although some of the Funds have similar names, the same portfolio manager and the same investment objectives as other publicly available mutual funds, they are separate and distinct from these mutual funds. The Funds will have different portfolio holdings and fees so their performances will vary from the other mutual funds.

FIMCO, the investment adviser of the Life Series Funds, is a New York Corporation located at 110 Wall Street, New York, New York 10005.  FIMCO and the Life Series Funds have retained the Smith Asset Management Group, L.P., 100 Crescent Court – Suite 1150, Dallas, Texas 75201 to serve as subadviser of the Select Growth Fund, Paradigm Capital Management, Inc., Nine Elk Street, Albany, New York 12207 to serve as the subadvisor of the Discovery Fund and Vontobel Asset Management Inc., 1540 Broadway, New York, New York 10036 to serve as the subadviser of the International Fund.   See the Life Series Funds prospectus for more information about the investment adviser and subadvisers.

The following table includes each available Fund’s investment objective.  There is no assurance that any of the Funds will achieve its stated objective(s).  There is a Subaccount with the same name as its corresponding underlying Fund.  The degree of investment risk you assume will depend on the Subaccounts you select.  You should consider your allocation carefully.  The investment objectives, primary investment strategies, primary risks and management of the Funds are described in the attached Life Series Funds prospectus, which you should read carefully before investing.

Fund	Investment Objective
Blue Chip Fund	High total investment return.
Cash Management Fund	High rate of current income consistent with the preservation of capital and maintenance of liquidity.
Discovery Fund	Long-term growth of capital.
Government Fund	Significant level of current income which is consistent with security and liquidity of principal.
Growth & Income Fund	Long-term growth of capital and current income.
High Yield Fund	High current income.
International Fund	Long-term capital growth.
Investment Grade Fund	A maximum level of income consistent with investment in investment grade debt securities.
Select Growth Fund	Long-term growth of capital.
Target Maturity 2010 Fund	Predictable compounded investment return for those who hold until the Fund’s maturity, consistent with preservation of capital.
Target Maturity 2015 Fund	Predictable compounded investment return for those who hold until the Fund’s maturity, consistent with preservation of capital.
Value Fund	Total return.

THE CONTRACT IN DETAIL

Application and Purchase Payments

We will process your application on the day we receive it at our Administrative Office in good order.  If your application is incomplete or incorrect, we have five business days to complete it and process the transaction.  Otherwise, we will return the purchase payment to you at the end of the five-day period.  However, we can try to reach you to explain the reasons for the delay in crediting the money and get your consent to keep the money until the problem is resolved.

Your initial purchase payment must be at least $5,000 for the Contract.  You may make additional purchase payments under the Contract of at least $200 each at any time after Contract issuance.  We will not accept a purchase of a Tax Tamer II Contract with the proceeds from a surrender of one of our other variable annuities.

Your purchase payments buy Accumulation Units of the Subaccounts and not shares of the Funds in which the Subaccounts invest.  We allocate purchase payments to the appropriate Subaccount(s) based on the next computed value of an Accumulation Unit following receipt at our Administrative Office in good order.

We value Accumulation Units at the end of each Business Day (generally 4:00 P.M., Eastern Time).  If we receive a purchase payment prior to the end of a Business Day in a manner meeting our requirements, we will process the payment based upon that day’s Accumulation Unit values.  If we receive a payment after the end of the Business Day, we will process the payment based upon the next Business Day’s Accumulation Unit values.

Allocation of Purchase Payments to Subaccounts

When you purchase a Contract you may select a percentage allocation among up to 5 of the 12 Subaccounts. You may not allocate less than 10% of a purchase payment to any Subaccount.  We reserve the right to adjust your allocation to eliminate fractional percentages.

Reallocations Among Subaccounts

You may subsequently reallocate the Accumulated Value of your Contract among the Subaccounts, provided that you invest in no more than 5 at any one time and no less than 10% of the aggregate Annuity Unit value is in each of your Subaccounts.  A request to reallocate must be made on our Subaccount reallocation form.  If we receive a written reallocation request in our Administrative Office before the end of a Business Day (generally 4:00 P.M., Eastern Time), we will process it based upon that day’s Accumulation Unit values.  If we receive it after the end of a Business Day, we will process it at the next Business Day’s Accumulation Unit values.

All subsequent purchase payments will be allocated according to your then-existing percentage allocations, unless you request a different allocation for that payment.  We will not automatically rebalance your Contract value to your designated percentage allocations.  Unless you request a reallocation to maintain your allocations, you may end up with an allocation which has more or less risk than you intended.

What Are Our Policies on Frequent Reallocations Among Subaccounts?

The Contract is designed for long-term investment purposes.  It is not intended to provide a vehicle for frequent trading or market timing.  As described in the Life Series Funds prospectus, the Board of Trustees of the Life Series Funds has adopted policies and procedures to reject, without any prior notice, any purchase or exchange transaction if the Funds believe that the transaction is part of a market timing strategy.

In order to protect Contractowners and to comply with the underlying Funds’ policies, it is our policy to reject any reallocation request, without any prior notice, that appears to be part of a market timing strategy based upon the holding period of the investment, the amount of the investment being exchanged, and the Subaccounts involved. This policy applies uniformly to Contractowners.

In order to enforce our policy against market timing, we monitor reallocation requests using criteria such as (a) the number of reallocation transactions that occur within a specified period of time and (b) the dollar amount of reallocations that occur within a specified period of time. Moreover, we will only accept a transaction request that is in writing. We will not accept transaction requests by any electronic means including, but not limited to, telephonic, facsimile or e-mail requests.  We cannot guarantee that our monitoring efforts will be effective in identifying or preventing all market timing or frequent trading activity in the Subaccounts.

What Are the Risks to Contractowners of Frequent Reallocations?

To the extent that our policies are not successful in detecting and preventing frequent trading in the Subaccounts, frequent trading may: (a) interfere with the efficient management of the underlying Funds by, among other things, causing the underlying Funds to hold extra cash or to sell securities to meet redemptions; (b) increase portfolio turnover, brokerage expenses, and administrative costs; and (c) harm the performance of the Funds, particularly for long-term shareholders who do not engage in frequent trading.  These risks may in turn adversely affect Contractowners who invest in the Funds through our Subaccounts.

In the case of the Subaccounts that invest indirectly in high yield bonds and small cap stocks, the risk of frequent trading includes the risk that investors may attempt to take advantage of the fact that these securities may trade infrequently and therefore their prices may be slow to react to information. This could cause dilution in the value of the shares held by other shareholders.

In the case of the Subaccounts that invest indirectly in foreign securities, the risks of frequent trading include the risk of time zone arbitrage.  Time zone arbitrage occurs when shareholders attempt to take advantage of the fact that the valuation of foreign securities held by a Fund may not reflect information or events that have occurred after the close of the foreign markets on which such securities principally trade but before the close of the NYSE.  This could cause dilution in the value of the shares held by other shareholders.

The Accumulation Period

Crediting Accumulation Units

During the Accumulation Period, we credit purchase payments to your Contract in the form of Accumulation Units for each of your selected Subaccounts.  We determine the number of Accumulation Units that we credit to a Contractowner for the Subaccounts by dividing (a) the purchase payment (less any charges) by (b) the value of an Accumulation Unit for the Subaccount on the Business Day the payment is received in our Administrative Office.

The Value of Your Contract

Your Accumulated Value fluctuates with the value of the assets of the Subaccounts less expenses and certain charges.  There is no assurance that your Accumulated Value will equal or exceed purchase payments.  We determine the value for the amount you have in each Subaccount by multiplying (a) the total number of Accumulation Units in a Subaccount by (b) the value of an Accumulation Unit for the Subaccount for the Valuation Period.  We then add the amount attributable to each Subaccount to arrive at your Accumulated Value.

Death During the Accumulation Period

If the Annuitant dies prior to the Annuity Commencement Date, we pay a death benefit to the Beneficiary you have designated.  We generally make this payment within seven days of receiving in good order (a) a death certificate or similar proof of the death of the Annuitant or Owner (“Due Proof of Death”) and (b) a claimant’s statement form that includes payment instructions with the Beneficiary’s election to receive payment in either a single sum settlement or an annuity option.  We will pay the death benefit: (a) in a single sum; (b) by applying it to one of the annuity options; or (c) as we otherwise permit.  The decision on how we pay is at your election before the Annuitant’s death and the Beneficiary's election after the Annuitant's death.

We determine the Accumulated Value for the death benefit as of the next computed value of the Accumulation Units following our receipt at our Administrative Office of Due Proof of Death in good order.

Generally, upon the death of the Annuitant, we pay the Beneficiary the greatest of (a) the total purchase payments reduced proportionally by any partial withdrawals; (b) the Accumulated Value; or (c) the Accumulated Value on the immediately preceding specified Contract anniversary, increased by any additional purchase payments and decreased proportionally by any partial withdrawals since that anniversary.  We calculate the proportional reduction in your total purchase payments in two steps.  First, we calculate the percentage that your withdrawal represents of your Accumulated Value.  Then we reduce your Accumulated Value, Purchase Payments and Specified Contract Anniversary Accumulated Value by that percentage.  The specified Contract anniversary is every seventh Contract anniversary (i.e., 7th, 14th, 21st, etc.).

Upon the death of the Contractowner, we pay only the Accumulation Value to the Beneficiary.  For Contracts purchased prior to May 1, 2004 and in some jurisdictions, the death benefit is reduced by the amount of any withdrawals and is payable upon the death of the Annuitant or original Contractowner.  Please ask your registered representative about the death benefit applicable to your Contract.  If ownership changes after the Contract is issued, then upon the death of the last Contractowner, we pay only the Accumulated Value to the Beneficiary.

The following example demonstrates how the death benefit payable with the proportional reductions for withdrawals is determined for a Contract.

UDeath Benefit Example

		Death Benefit
Issue Date	Your Initial Purchase Payment and Death Benefit is:	$100,000
End of	Assume your Accumulated Value grows to:	$104,340
First Contract Year	Your Death Benefit is the greater of your Purchase Payment ($100,000) or your Accumulated Value ($104,340) and is equal to:		$104,340
Seventh Contract Anniversary	Assume your Accumulated Value grows to:	$132,023
(Specified Contract Anniversary)	Your Death Benefit is the greater of your Purchase Payment ($100,000) or your Accumulated Value ($132,023) and is equal to:		$132,023
End of	Assume your Accumulated Value declines to:	$70,713
Ninth Contract Year	Your Death Benefit is the greatest of your Purchase Payment ($100,000), your Accumulated Value ($70,713) or the Accumulated Value on the last Specified Contract Anniversary ($132,023) and is equal to:		$132,023
End of	Assume your Accumulated Value grows to:	$71,643
Tenth Contract	You then decide to withdraw:	$25,000
Year	The proportion your withdrawal represents of the Accumulated Value is the withdrawal amount ($25,000) divided by the Accumulated Value ($71,643) which is:	34.90%
	Your Accumulated Value, Purchase Payment(s) and Specified Contract Anniversary Accumulated Value are all reduced by 34.90%.
	Thus, after the withdrawal:
	Your Accumulated Value is:	$46,643
	Your Purchase Payment is:	$65,105
	Your Specified Contract Anniversary Accumulated Value is:	$85,953
	Your Death Benefit is equal to the greatest of these amounts:		$85,953
End of Eleventh	Assume your Accumulated Value grows to:	$51,483
Contract Year	Your Death Benefit is equal to the greatest of your Purchase Payment ($65,105), your Accumulated Value ($51,483) or the Accumulated Value on the last Specified Contract Anniversary ($85,953):		$85,953

This example assumes that withdrawals are taken after the seventh Contract year and does not account for any tax consequences.

Special Requirements for Payment of Death Benefit

If the Contractowner dies before we have distributed the entire interest in the Contract, we must distribute the value of the Contract to the Beneficiary as provided below.  Otherwise, the Contract will not qualify as an annuity under Section 72 of the IRS Code.

If the Contractowner dies prior to the Annuity Commencement Date, the entire interest in the Contract must be distributed to the Beneficiary (a) within five years, or (b) beginning within one year of death, under an annuity option that provides that we will make annuity payments over a period not longer than the life or life expectancy of the Beneficiary.  For Contracts purchased after May 1, 2004, if there are joint Contractowners, we will pay the Accumulated Value when the first Contractowner dies.  Upon the death of any joint Contractowner, the surviving joint Contractowner will be considered the primary Beneficiary.  Any designated Beneficiary will be treated as a contingent Beneficiary, unless you instruct us otherwise.

If the Contract is payable to (or for the benefit of) the Contractowner's surviving spouse, we need not make any distribution.  The surviving spouse may continue the Contract as the new Contractowner.  If the Contractowner is also the Annuitant, the spouse has the right to become the Annuitant under the Contract.  Likewise, if the Annuitant dies and the Contractowner is not a natural person, the Annuitant's surviving spouse has the right to become the Contractowner and the Annuitant.

If the Beneficiary wishes to take the death benefit as an annuity payout, then the Beneficiary must make such election and payments must begin within 60 days of the death.  This is necessary to receive tax treatment of annuity payments rather than the death benefit being treated for tax purposes as a lump sum distribution in the year of the death.

Partial Withdrawals and Full Surrenders During the Accumulation Period

You may make a partial withdrawal or full surrender of your Contract at any time during the Accumulation Period if we receive your request in good order on our form.  You will be entitled to receive the Net Accumulated Value of the Contract, or in the case of a partial withdrawal the portion withdrawn, less (a) any applicable Contingent Deferred Sales Charge (“CDSC”), and (b) the Contract maintenance charge.

Your request is effective on the date it is received in writing on our form in good order at our Administrative Office and your Accumulated Value less the requested amount will be determined based on the next computed value of Accumulation Units.  We may defer payment of the amount of a withdrawal or surrender for a period of not more than seven days.  We may also delay payment for the following reasons:

¢

we are unable to determine the amount of the payment because the NYSE is closed for trading or the SEC determines that a state of emergency exists, or;

¢

for such other periods as the SEC may by order permit for the protection of security holders.

In the case of a partial withdrawal, unless you direct us otherwise, the amount you request will be deducted from your Subaccounts on a pro rata basis in the proportions to which their values bear to the Accumulated Value of your Contract.  The amount remaining must be at least equal to our minimum balance requirement (currently $5,000).  If you have less than $5,000 left in your Contract after a partial withdrawal, we have the right to cancel the Contract and pay you the balance of the proceeds.  This is an involuntary surrender, and is subject to any applicable Contract charges, CDSC, and annuity taxes.

On a non-cumulative basis, you may make partial withdrawals from the Contract during any Contract Year up to the annual withdrawal privilege amount of 10% of purchase payments without incurring a CDSC.  For information concerning CDSCs, see “Financial Information: Contract Charges.”

The Annuity Period

Annuity Commencement Date

Annuity payments begin on the Annuity Commencement Date you select when you buy the Contract.  You may elect in writing to advance or defer the Annuity Commencement Date, not later than 30 days before the Annuity Commencement Date.

We will commence annuity payments on the first of the calendar month after the Annuitant’s 90th birthday, unless you select an earlier date.

If the Net Accumulated Value on the Annuity Commencement Date is less than $2,000, we may pay such value in one sum in lieu of annuity payments.  If the net Accumulated Value is $2,000 or more, but the Variable Annuity Payments are estimated to be less than $20, we may change the frequency of annuity payments to intervals that will result in payments of at least $20.

Annuity Options

From the annuity options described below, you may elect to have the Net Accumulated Value applied at the Annuity Commencement Date to provide Fixed Annuity Payments, Variable Annuity Payments, or a combination thereof.  You must make these elections in writing to us at our Administrative Office at least 30 days before the Annuity Commencement Date.  In the absence of your election, we make Variable Annuity Payments, beginning on the Annuity Commencement Date under annuity option 3.  Option 3 is the basic annuity, a Life Annuity with 120 Monthly Payments Guaranteed.  After the Annuity Commencement Date, we allow no redemptions or changes among annuity payment options.

The material factors that determine the level of your annuity benefits are:

¢

your Accumulated Value before the Annuity Commencement Date;

¢

the annuity option you select;

¢

the frequency and duration of annuity payments;

¢

the sex and adjusted age (as defined in the Contract) of the Annuitant and any Joint Annuitant at the Annuity Commencement Date; and

¢

in the case of a Variable Annuity Payment, the investment performance of the Subaccounts you select.

We apply the Accumulated Value on the Annuity Commencement Date, based on the annuity rates in your Contract, or more favorable rates we may offer, reduced by any applicable premium taxes not previously deducted.  You are then credited with a number of Annuity Units which remains the same for the payment period.

The Contract provides for the six annuity options described below:

Option 1–Life Annuity.  An annuity payable monthly during the lifetime of the Annuitant, ceasing with the last payment due before the death of the Annuitant.  If you elect this option, annuity payments terminate automatically and immediately on the death of the Annuitant without regard to the number or total amount of payments received.

Option 2a–Joint and Survivor Life Annuity.  An annuity payable monthly during the joint lifetime of the Annuitant and the Joint Annuitant and continuing thereafter during the lifetime of the survivor, ceasing with the last payment due before the death of the survivor.

Option 2b–Joint and Two-Thirds to Survivor Life Annuity.  An annuity payable monthly during the joint lifetime of the Annuitant and the Joint Annuitant and continuing thereafter during the lifetime of the survivor at an amount equal to two-thirds of the joint annuity payment, ceasing with the last payment due before the death of the survivor.

Option 2c–Joint and One-Half to Survivor Life Annuity.  An annuity payable monthly during the joint lifetime of the Annuitant and the Joint Annuitant and continuing thereafter during the lifetime of the survivor at an amount equal to one-half of the joint annuity payment, ceasing with the last payment due before the death of the survivor.

Under annuity options 2a, 2b and 2c, annuity payments terminate automatically and immediately on the deaths of both the Annuitant and the Joint Annuitant without regard to the number or total amount of payments received.

Option 3–Life Annuity with 60, 120 or 240 Monthly Payments Guaranteed.  An annuity payable monthly during the lifetime of the Annuitant, with the guarantee that if, at his or her death, payments have been made for less than 60, 120 or 240 monthly periods, as elected, we will continue to pay to the Beneficiary any guaranteed payments during the remainder of the selected period and, if the Beneficiary dies after the Annuitant, we will pay the Beneficiary’s estate the present value of the remainder of the guaranteed payments.  The present value of the remaining payments is the discounted (or reduced) amount which would produce the total of the remaining payments assuming that the discounted amount grew at the effective annual interest return assumed in the annuity tables of the Contract.  The Beneficiary may also, at any time he or she is receiving guaranteed payments, elect to have us pay him or her the present value of the remaining guaranteed payments in a lump sum.

Option 4–Unit Refund Life Annuity.  An annuity payable monthly during the lifetime of the Annuitant, terminating with the last payment due before the death of the Annuitant.  We make an additional annuity payment to the Beneficiary equal to the following: We take the Annuity Unit value of the Subaccount(s) as of the date that we receive Due Proof of Death in writing at our Administrative Office.  We multiply that value by the excess, if any, of (a) over (b).  For this purpose, (a) is (i) the net Accumulated Value we allocate to each Subaccount and apply under the option at the Annuity Commencement Date, divided by (ii) the corresponding Annuity Unit value as of the Annuity Commencement Date, and (b) is the product of (i) the number of Annuity Units applicable under the Subaccount represented by each annuity payment and (ii) the number of annuity payments made.  (For an illustration of this calculation, see Appendix II, Example A, in the SAI.)

Assumed Investment Return

We use a 3.5% assumed investment return to determine the amount of each Variable Annuity Payment. The first Variable Annuity Payment is based on the assumed investment return.  Subsequent Variable Annuity Payments fluctuate based on the investment performance of the Subaccounts you have chosen as compared to the assumed investment return.  As a result, if the actual net investment return of the Subaccounts equals 3.5%, the Variable Annuity Payments will be level.  If the actual net investment return of the Subaccounts is greater than 3.5%, subsequent Variable Annuity Payments will be higher than the initial payment.  If it is less than 3.5%, subsequent Variable Annuity Payments will be lower.

Death of Contractowner
During Annuity Period

If the death of the Contractowner occurs on or after the Annuity Commencement Date, we will distribute the entire interest in the Contract at least as rapidly as under the annuity option in effect on the date of death.

Death of Annuitant During Annuity Period

On receipt of Due Proof of Death of the Annuitant after annuity payments have begun under an annuity option, we make any remaining payments under the option to the Beneficiary as provided by the option. Unless otherwise provided in the Beneficiary designation, if no Beneficiary survives the Annuitant, the proceeds will be paid in one lump sum to the Contractowner, if living; otherwise, to the Contractowner’s estate.

Your Right to Cancel the Contract

You may elect to cancel your Contract (a) within ten days from the date your Contract is delivered to you or (b) longer as applicable state law requires.  We will cancel the Contract after we receive from you at our Administrative Office (a) the Contract and (b) a written request for cancellation.  We will pay you an amount equal to the sum of (a) the difference between the purchase payments made under the Contract and the amount allocated to the Separate Account under the Contract and (b) the Accumulated Value of the Contract based on the next computed value of the Accumulation Units following receipt of your cancellation request in good order.

The amount we refund to you upon canceling the Contract may be more or less than your initial purchase payment depending on the investment results of the Subaccount(s) to which you allocated purchase payments.

However, in states that require a full refund of purchase payments you will receive a full refund.

FINANCIAL INFORMATION

CDSC as a Percentage of Purchase Payments Withdrawn	Length of Time from Purchase Payment in Years
7%	Less than 1
6%	1-2
5%	2-3
4%	3-4
3%	4-5
2%	5-6
1%	6-7
0%	More than 7

Calculating Values

To calculate the Accumulation Unit or Annuity Unit values, we must first determine the current value of the units in each Subaccount.  We do this for each day the values are calculated by determining the change in investment performance (including Fund-related charges and any dividends and distributions made by the Fund) from the last Business Day for each of the Funds.  Then, daily charges are applied to the Separate Account for each day since the last Business Day.  Finally, we multiply the previous unit value by this result.

Contract Expenses

Contingent Deferred Sales Charge

We sell the Contract without an initial sales charge.  However, we deduct a CDSC from the proceeds that we pay you on a partial withdrawal or full surrender.  The CDSC is a percentage of the amount that you withdraw (not to exceed the aggregate amount of your purchase payments).  The CDSC percentage declines, in accordance with the table, from 7% to 0% over a seven-year period from the date purchase payments are received to the date they are withdrawn.  If you have made purchase payments at different times, the CDSC on any one purchase payment will depend upon the length of time from our receipt of the payment to the time of its withdrawal.

You will not be charged a CDSC on partial withdrawals during any Contract year up to the annual withdrawal privilege amount of 10% of purchase payments.  You will be subject to a CDSC on any excess over this amount at the applicable CDSC percentage in the table.  In calculating such a CDSC, we will assume that the excess amount which you are withdrawing is coming first from purchase payments (which are subject to the applicable CDSC) and then from any Accumulated Value other than purchase payments (which is not subject to any CDSC).  If you have made purchase payments at different times, your purchase payments will be treated as being withdrawn in the order that we have received them (i.e., first-in, first-out).

We will also not assess a CDSC:

¢

in the event of the death of the Annuitant or the Contractowner,

¢

if you apply the Accumulated Value to an annuity option under the Contract, or

¢

for withdrawals used to pay premium taxes.

Mortality and Expense Charge

We impose a mortality and expense risk charge. The mortality risk that we assume arises from our obligation to continue to make annuity payments to each Annuitant regardless of (a) how long that person lives and (b) how long all payees as a group live.  This assures an Annuitant that neither the Annuitant's own longevity nor an improvement in life expectancy generally will have an adverse effect on the annuity payments the Annuitant will receive under the Contract. We also assume a risk associated with the guaranteed death benefit which we would pay in the event of death during the Accumulation Period.

In addition, we assume the risk that the charges for administrative expenses may not be adequate to cover such expenses.  We will not increase the amount we charge for administrative expenses.  In consideration for assuming these mortality and expense risks, we deduct an amount equal on an annual basis to 1.25% of the daily Accumulation Unit value of the Subaccounts.

We guarantee that we will not increase the mortality and expense risk charge.  If the charge is insufficient to cover the actual cost of the mortality and expense risks, the loss will fall on us.  Conversely, if the deductions prove more than sufficient, the excess will be a profit to us.  We can use any profits resulting to us from over-estimates of the actual costs of the mortality and expense risks for any business purpose, including the payment of expenses of distributing the Contract.  These profits will not remain in the Separate Account.

Other Charges

Administrative Charge

We deduct an amount equal annually to 0.15% of the daily net asset value of the Subaccounts for the expense of administering the Contract.  This charge is to compensate us for expenses involved in administering the Contracts.  If the actual expenses exceed charges, we will bear the loss.  We guarantee that we will not increase the administrative charges.

Contract Maintenance Charge

We deduct a $30.00 contract maintenance charge from the Accumulated Value on (a) the last Business Day of each Contract Year or (b) the date of surrender of the Contract, if earlier.  This charge will not exceed 2% of the Accumulated Value.  We make the charge against the Accumulated Value by proportionally reducing the number of Accumulation Units held in each of your Subaccounts.  We guarantee that we will not increase this charge.  We also will not assess this charge in any state that does not permit it.

Premium Tax Charge

Some states and municipalities assess premium taxes or other fees at the time you either:

¢

make purchase payments,

¢

withdraw or surrender, or

¢

begin receiving annuity payments.

We currently pay any premium taxes that are assessed.  However, we reserve the right to deduct such premium taxes in accordance with the terms of your Contract.  These taxes currently range up to 3.5% of purchase payments received by us.

Federal Tax Information

This section provides a general summary of the federal tax law as it pertains to the Contract.  We believe that the Contract will qualify as a tax deferred annuity contract for federal income tax purposes and the following summary assumes so.  We do not discuss state or local taxes, except as noted.  The law described herein could change, possibly retroactively.  We have the right to modify the Contract in response to changes in the law that affect the favorable tax treatment for annuity owners.  We do not offer this summary as tax advice, for which you should consult a qualified tax adviser.

Taxation of a Contract will depend, in part, on whether the Contract is purchased outside or inside of a qualified retirement plan or an individual retirement account (“IRA”).  Purchase payments to a Contract outside of a qualified plan or IRA (“non-qualified”) are on an “after-tax” basis, so you only pay income taxes on your earnings.  Generally, these earnings are taxed when you receive them from the Contract.  The IRS has not reviewed the Contract for qualification as an IRA.

When a non-natural person owns a non-qualified Contract, the annuity generally will not be treated as an annuity for tax purposes and thus loses the benefit of tax deferral.  However, an annuity owned by a non-natural person as agent for an individual will be treated as an annuity for tax purposes.

This summary assumes that the Contractowner is a natural person who is a U.S. citizen and U.S. resident.  The federal tax law applicable to corporate taxpayers, non-U.S. citizens, and non-U.S. residents may be different.

The following discussion assumes that a Contract has been purchased outside of an IRA or qualified retirement plan (“qualified contracts”).  If a qualified contract is purchased, the tax treatment of purchase payments, annuity payments, surrenders and death benefits will be governed by the laws applicable to IRAs and qualified plans.  However, generally, deductible or “before-tax” purchase payments for qualified contracts will be taxed when distributed from the Contract; the Contract is not forfeitable; and Contract ownership may not be transferred.

Purchase Payments

Your purchase payments are not deductible from your gross income for tax purposes.

Increases in

Accumulated Value

Generally, you pay no income tax on increases in your Contract’s Accumulated Value until there is a distribution from a Contract.  A distribution occurs when there is a partial withdrawal or full surrender or annuity payments begin.

Annuity Payments

Once annuity payments begin, you generally will be taxed only on the investment gains you have earned and not on the amount of your purchase payments.  As a result, a portion of each payment is taxable as ordinary income.  The remaining portion is a nontaxable recovery of your investment in the Contract.  Generally, your investment in the Contract equals the purchase payments you made, less any amounts you previously withdrew that were not taxable.

For Fixed Annuity Payments, the tax-free portion of each payment is determined by:

¢

dividing your investment in the Contract by the total amount you expect to receive out of the Contract, and

¢

multiplying the result by the amount of the payment.

For Variable Annuity Payments, the tax-free portion of each payment is (a) your investment in the Contract divided by (b) the number of expected payments.

The remaining portion of each payment, and all of the payments you receive after you recover your investment in the Contract, are fully taxable.  If payments under a life annuity stop because the Annuitant dies, there is an income tax deduction for any unrecovered investment in the Contract.

Withdrawals and Surrenders

Before annuity payments begin, withdrawals and surrenders are taxed as follows:

¢

a partial withdrawal or total surrender is taxed in the year of receipt to the extent that the Contract’s Accumulated Value exceeds the investment in the Contract (that is, on an “income first” basis); and

¢

a penalty equal to 10% of the taxable distribution applies to distributions before the taxpayer reaches age 59½, subject to certain exceptions.

The 10% federal tax penalty is generally not imposed on withdrawals that are:

¢

made on or after the death of a Contractowner;

¢

attributable to the taxpayer becoming disabled; or

¢

made as part of a series of substantially equal periodic payments for the life or life expectancy of the tax payer or for the joint life or joint life expectancy of the taxpayer and the spouse.

If you receive systematic payments that you intend to qualify for the substantially equal periodic payment exception, changes to your systematic payments before you reach age 59½ or within five years (whichever is later) after beginning your systematic payments will result in the retroactive imposition of the 10% tax penalty with interest.  Other exceptions may apply under certain circumstances.  Special rules may also apply to the exceptions noted above.

If the Contract was purchased as an investment for profit, subject to certain rules, you may deduct any loss upon surrender of the Contract as an ordinary loss.

For purposes of surrenders, the Internal Revenue Code treats all Contracts that we issue to you in the same calendar year as a single Contract.

Death Benefits

Unlike the death benefit on a life insurance policy, the death benefit paid on an annuity contract does not pass to the Beneficiary free of income taxes.  Generally, a death benefit is included in the income of the recipient as follows:

¢

if distributed in a lump sum, it is taxed in the same manner as a surrender of the Contract;

¢

if distributed under an annuity payout option, it is taxed in the same manner as annuity payments.

The death benefit paid to a Beneficiary on a Contract is ordinary income to the Beneficiary to the extent it exceeds the Contractowner’s investment in the Contract.  The Beneficiary must pay taxes on this amount at the Beneficiary’s tax rate.  Moreover, the death benefit may also be taxed in the Contractowner’s estate unless the Beneficiary is the spouse.  If the Beneficiary is not the spouse, the Beneficiary may be eligible for a special income tax deduction for a portion of the estate tax attributable to the death benefit.

Transfers, Assignments and Contract Exchanges

Transferring or assigning ownership of the Contract, changing Annuity Commencement Dates or exchanging a Contract (unless the exchange qualifies as a tax-free exchange under Section 1035 of the Internal Revenue Code) may result in certain tax consequences, such as income and gift taxes, not explained in this prospectus.

Tax Withholding and Reporting

The Internal Revenue Code generally requires us to withhold income tax from any Contract distribution, including a partial withdrawal or total surrender or an annuity payment.  The amount of withholding depends, in part, on whether the payment is "periodic" or "non-periodic."

For periodic payments (e.g., annuity payments), upon request we withhold from the taxable portion of each payment based on a payroll withholding schedule that assumes a married recipient claiming three withholding exemptions.  If you want us to withhold on a different basis, you must file an appropriate withholding certificate with us.  For non-periodic payments (e.g., distributions such as partial withdrawals), we generally withhold 10% of the taxable portion of each payment.

You may elect not to have the withholding rules apply.  For periodic payments, your election is effective for the calendar year for which you file it with us, and for each subsequent year until you amend or modify it.  For non-periodic payments, an election is effective when you file it with us, but only for the payment to which it is applicable.  We have to notify your recipients of your right to elect not to have taxes withheld.

The Internal Revenue Code generally requires us to report all payments to the Internal Revenue Service.

Other Tax Issues

We are taxed as a “life insurance company” under the Internal Revenue Code.  We do not expect to incur any federal income tax as a result of the earnings or realized capital gains attributable to the Separate Account.  Based upon this expectation, no charge is currently assessed against the Separate Account for such taxes.  If we incur such taxes in the future, we may assess a charge for such taxes against the Separate Account.

In order to be treated as an annuity contract for federal income tax purposes, the investments of the Subaccounts of the Separate Account must be "adequately diversified" in accordance with Treasury Department regulations. The investment adviser of the underlying Funds monitors the portfolios to ensure that the diversification requirements are met.  If the Subaccounts failed to satisfy these requirements, you would be taxed on the earnings of the Subaccount or Subaccounts in which you were invested, unless your Contract was held in an IRA or qualified plan.  The tax would apply from the first quarter of the failure, until we corrected the failure in conformity with a Treasury Department procedure.  This is a risk that is common to all variable annuity contracts.

Each of the Life Series Funds available under this Contract sells its shares not only to the Separate Account but also to other separate accounts which fund variable life insurance policies and variable annuity contracts.  We do not anticipate any disadvantage resulting from this arrangement.  However, it is possible that a material conflict of interest could arise between the interests of Policyowners and Contractowners which invested in the same Fund.  If such a conflict were to arise, we would take whatever steps were necessary to protect the interests of Policyowners and Contractowners, including potentially substituting a different fund for the Fund.  It is also possible that the failure of one separate account to comply with the tax laws could cause all of the separate accounts to lose their tax deferred status.  This is a risk that is common to many variable annuity contracts and variable life insurance policies.

Under certain circumstances, a Contractowner's control of the investments of the Separate Account may cause the Contractowner, rather than us, to be treated as the owner of the assets in the Separate Account for tax purposes which would result in the current taxation of the income on those assets to the Contractowner.  Based upon existing IRS guidance, we do not believe that the ownership rights of a Contractowner under a Contract would result in the Contractowner's being treated as the owner of the assets of the Contract.   However, we do not know whether additional guidance will be provided by the IRS on this issue and what standards may be contained in such guidance.  Therefore, we reserve the right to modify the Contract as necessary to attempt to prevent a Contractowner from being considered the owner of a pro rata share of the assets of the Contract.

OTHER INFORMATION

Voting Rights

Because the Life Series Funds is not required to have annual shareholder meetings, Contractowners generally will not have an occasion to vote on matters that pertain to the Life Series Funds.  In certain circumstances, one or more of the Funds may be required to hold a shareholders meeting or may choose to hold one voluntarily.  For example, a Fund may not change fundamental investment policies without the approval of a majority vote of that Fund’s shareholders in accordance with the 1940 Act.

If a Fund holds a meeting at which shareholders are entitled to vote, Contractowners would have an opportunity to provide voting instructions for shares of the Fund held by a Subaccount in which their Contract invests.  We would vote the shares of any Fund held in a corresponding Subaccount or directly, at any Fund shareholders meeting as follows:

¢

shares attributable to Contractowners for which we received instructions, would be voted in accordance with the instructions;

¢

shares attributable to Contractowners for which we did not receive instructions, would be voted in the same proportion that we voted shares held in the Subaccount for which we received instructions; and

¢

shares not attributable to Contractowners, would be voted in the same proportion that we voted shares held in the Subaccount attributable to Contractowners for which we received instructions.

We will vote Fund shares that we hold directly in the same proportion that we vote shares held in any corresponding Subaccounts that are attributable to Contractowners and for which we receive instructions.  However, we will vote our own shares as we deem appropriate where there are no shares held in any Subaccount.  We will present all the shares of any Fund that we held through a Subaccount or directly at any Fund shareholders meeting for purposes of determining a quorum.

We will determine the number of Fund shares held in a corresponding Subaccount that is attributable to each Contractowner as follows:

¢

before the Annuity Commencement Date, we divide the Subaccount’s Accumulated Value by the net asset value of one Fund share, and

¢

after the Annuity Commencement Date, we divide the reserve held in the Subaccount for the variable annuity payment under the Contract by the net asset value of one Fund share.  As this reserve fluctuates, the number of votes fluctuates.

We will determine the number of votes that a Contractowner has the right to cast as of the record date established by the Life Series Funds.

We will solicit instructions by written communication before the date of the meeting at which votes will be cast.  We will send meeting information and other materials relating to the Fund to each Contractowner having a voting interest in a Subaccount.

The voting rights that we describe in this prospectus are created under applicable laws.  If the laws eliminate the necessity to submit such matters for approval by persons having voting rights in separate accounts of insurance companies or restrict such voting rights, we reserve the right to proceed in accordance with any such changed laws or regulations.  Specifically, we reserve the right to vote shares of any Fund in our own right, to the extent the law permits.

Processing Transactions

Generally, your transaction requests will be processed as of the Business Day on which we receive them, if we receive them in good order before the closing of business on the Business Day (generally 4:00 P.M., Eastern Time).  Otherwise, they will be processed as of our next Business Day.  To meet our requirements for processing transactions, we may require that you use our forms.

Reservation Of Rights

We also reserve the right to make certain changes to the Contract, Separate Account or Funds if we believe they would (a) best serve the interests of the Contractowners and annuity payee or (b) be appropriate in carrying out the purposes of the Contract.  We will make a change only as the law permits.  When required, we will (a) obtain the necessary Contractowner or regulatory approval for any change and (b) notify Contractowners before making a change.

For example, we may:

¢

operate the Separate Account in any form permitted by law;

¢

add, delete, combine, or modify Subaccounts of the Separate Account;

¢

add, delete, or substitute for the Fund shares held in any Subaccount, the shares of any investment company or series thereof, or any investment permitted by law;

¢

amend or obtain and continue any exemptions under the Contract if required to comply with the Code or any other applicable federal or state law; or

¢

make any necessary technical changes in the Contract in order to conform with any of the above actions.

Contract Years and Anniversaries

We measure Contract years and anniversaries from the date the Contract is issued.  Each Contract year will commence on the anniversary of the issue date.

State Variations

Where required by state law, there may be variations in the Contract which are covered by a special form of the Contract for your State.  Your Contract as a result may differ from those in this prospectus.  Your actual Contract, with any endorsements, amendments and riders, is the controlling document.  We have the right to change the Contract to meet applicable state laws or regulations.

We offer the Contract in most states.  Check with your registered representative for availability in your state.  The Contract is offered continuously.  Although we do not anticipate discontinuing the offer of the Contract, we reserve the right to do so at any time.

Distribution Of the Contract

We sell the Contract solely through individuals who, in addition to being licensed with us as insurance agents, are registered representatives of FIC, which is one of our affiliates.  FIC is a registered broker-dealer under the Securities Exchange Act of 1934, and a member of the National Association of Securities Dealers.  FIC’s executive offices are located at 110 Wall Street, New York, NY 10005. We reserve the right to sell the Contract directly.

Representatives are paid about 3% of the purchase payments made under the Contract.  Representatives may receive additional amounts through compensation overrides, expense allowances, bonuses and training allowances.  Representatives may also qualify for non-cash compensation and awards based on productivity and persistency factors.  We intend to recoup commissions and other sales expenses through fees and charges imposed under the Contract.  Commissions paid on the Contract, including other incentives or payments, are not charged directly to the Contractowners or the Separate Account.

Reports

At least twice each year, we will send a report to you that contains financial information about the Funds as required by applicable law.  In addition, at least once each year, we will send a statement that gives you financial information about your Contract.

If several members of the same household each own a Contract, we may send only one such report or prospectus to that address, unless you instruct us otherwise.  You may receive additional copies by calling or writing us.

Financial Statements

The financial statements of First Investors Life and for the Separate Account are in the SAI.

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

Item

Page

General Description

2

Services

3

Valuation

4

Other Information

5

Relevance of Financial Statements

6

Appendices

7

Financial Statements

12

SEC file number:

Separate Account D:  333-26341/811-08205

To:

First Investors Life Insurance Company

Raritan Plaza 1

Edison, New Jersey 08837

Request for Statement of

Additional Information

 I would like to receive a current copy of the following

(check all appropriate boxes below)

[  ]

The Statement of Additional Information for First

Investors Life Variable Annuity Fund C (Separate Account C) and First Investors Life Variable Annuity Fund D (Separate Account D).

[  ]

The Statement of Additional Information for First

Investors Life Series Fund.

From: __________________________

(name)

Contract number: _________________

Address:

_________________

_________________

_________________

Phone number:

_________________

[  ]

Check if this is a change of address

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        FIRST INVESTORS LIFE VARIABLE ANNUITY FUND C

FIRST INVESTORS LIFE VARIABLE ANNUITY FUND D

INDIVIDUAL VARIABLE ANNUITY CONTRACTS

OFFERED BY

FIRST INVESTORS LIFE INSURANCE COMPANY

Statement of Additional Information dated May 1, 2008

This Statement of Additional Information (“SAI”) is not a Prospectus and should be read in conjunction with the Prospectuses for First Investors Life Variable Annuity Fund C and First Investors Life Variable Annuity Fund D, dated May 1, 2008 which may be obtained at no cost by writing to First Investors Life Insurance Company, Raritan Plaza 1, Edison, New Jersey 08837, or by telephoning (800) 342-7963 or by visiting our website at www.firstinvestors.com.

The terms in this SAI have the same meaning as in the Prospectuses.

TABLE OF CONTENTS

Page

General Description

2

Services

3

Valuation

4

Other Information

5

Relevance of Financial Statements

6

Appendices

7

Financial Statements

12

GENERAL DESCRIPTION

First Investors Life Insurance Company.  First Investors Life Insurance Company, 110 Wall Street, New York, New York 10005 ("FIL"), a stock life insurance company incorporated under the laws of the State of New York in 1962, writes life insurance, annuities and accident and health insurance.  First Investors Consolidated Corporation ("FICC"), a holding company, owns all of the voting common stock of First Investors Management Company, Inc. ("FIMCO" or "Adviser") and all of the outstanding stock of First Investors Life, First Investors Corporation ("FIC" or "Underwriter") and Administrative Data Management Corp., the transfer agent for First Investors Life Series Funds (“Life Series Funds”).  Kathryn Head and members of her family control FICC and, therefore, the Adviser and First Investors Life.

The following chart provides information about the Officers and Directors of First Investors Life.

Name	FIL Office	Principal Occupation for Last Five Years
Jay G. Baris	Director	Partner, Kramer Levin Naftalis & Frankel LLP, New York, Attorneys.
Carol Lerner Brown	Secretary	Assistant Secretary, FIC; Secretary, FIMCO and FICC.
Glenn T. Dallas	Director	Retired since April 1996.
William H. Drinkwater	Director, Senior Vice President and Chief Actuary	Senior Vice President and Chief Actuary, FIL since August 2003; President, FIL, January 2000 – August 2003.
Lawrence M. Falcon	Senior Vice President, Comptroller	Senior Vice President and Comptroller, FIL.
Lawrence A. Fauci	Director	Consultant and Director, FIC.
Robert M. Flanagan	Vice President and Director	Vice President FIL since June 2001; President, FIC; Senior Vice President FIC 2000-2001; Vice President FICC since June 1997.
Richard H. Gaebler	Director	Retired since January, 2000.
Kathryn S. Head	Chairman and Director	Chairman, President and Director, FICC, FIMCO and ADM; Chairman, CEO and Director, FIC; Chairman and Director, First Investors Federal Savings Bank.
Jason Helbraun	Assistant Vice President	Assistant Vice President, FIL since May 2006; Corporate Actuary, FIL July 2005 – May 2006; Financial Actuary at Inviva, Inc., 2003 to 2005; Actuarial Associate at KPMG LLP prior thereto.
Scott Hodes	Director	Partner, Bryan Cave LLP, Chicago, Illinois since 2003.
William M. Lipkus	Vice President, Chief Financial Officer and Director	Chief Financial Officer, FIC since December 1997 and, FICC since June 1997; Vice President, FIL since May 1996; Chief Financial Officer since May 1998; Chief Accounting Officer since June 1992.
Glen Mueller	Vice President and Chief Underwriter	Vice President and Chief Underwriter, FIL; Vice President and Life Chief Underwriter, C.N.A. November 2002-June 2004.
Jackson Ream	Director	Retired since January 1999.
Nelson Schaenen Jr.	Director	Retired since January 2002.
David Schimmel	Assistant Vice President	Assistant Vice President, FIL since July 2006; Manager, FIL January 2001 – July 2006.
John Shey	Assistant Vice President	Assistant Vice President, FIL since May 2006; Actuary, FIL January 2002 – April 2006.
Carol E. Springsteen	President and Director	President and Director, FIL; Vice President, Individual Policy Services, New York Life Insurance Company until August, 2003.
Clark D. Wagner	Director

Director of Fixed Income, FIMCO; Vice President, First Investors Multi-State Insured Tax Free Fund, First Investors New York Insured Tax Free Fund, Inc., First Investors Government Fund, Inc., First Investors Series Fund, First Investors Insured Tax Exempt Fund, Inc, First Investors Insured Tax Exempt Fund II, and First Investors Insured Intermediate Tax Exempt Fund.

Separate Account Assets.  First Investors Life Variable Annuity Fund C ("Separate Account C") was established on December 21, 1989.  First Investors Life Variable Annuity Fund D (“Separate Account D”) was established on April 8, 1997.  Each Separate Account was established under the provisions of the New York Insurance Law.  Each Separate Account’s assets are segregated from the assets of First Investors Life, and that portion of each Separate Account’s assets having a value equal to, or approximately equal to, the reserves and contract liabilities under the Contracts for the respective Separate Account, are not chargeable with liabilities arising out of any other business of First Investors Life.  Each Separate Account is registered with the Securities and Exchange Commission (“Commission”) as a unit investment trust under the Investment Company Act of 1940, as amended (the "1940 Act"), but such registration does not involve any supervision by the Commission of the management or investment practices or policies of the Separate Account.

The assets of each Separate Account are invested at net asset value in shares of a corresponding series (each a “Fund” and collectively “Funds”) of the Life Series Funds.  For example, the Blue Chip Subaccount invests in the Blue Chip Fund, the Government Subaccount invests in the Government Fund, and so on.  The Life Series Funds Prospectus describes the risks attendant to an investment in each Fund of the Life Series Funds.  The twelve Funds of the Life Series Funds are available under the Contracts described in this SAI, these are:  Blue Chip Fund, Cash Management Fund, Discovery Fund, Government Fund, Growth & Income Fund, High Yield Fund, International Fund, Investment Grade Fund, Select Growth Fund, Target Maturity 2010 Fund, Target Maturity 2015 Fund and Value Fund.

SERVICES

Custodian.  First Investors Life, subject to applicable laws and regulations, is the custodian of the securities of the Subaccounts of Separate Account C and Separate Account D.

Independent Registered Accounting Firm.  Tait, Weller & Baker, LLP, 1818 Market Street, Philadelphia, PA 19103, an independent registered accounting firm, has been selected as the independent accountants for Separate Account C and Separate Account D.  First Investors Life pays Tait, Weller & Baker a fee for serving as the independent accountants for each Separate Account which is set by the Audit Committee of the Board of Directors of First Investors Life.

Underwriter.  First Investors Life and each Separate Account have entered into an Underwriting Agreement with FIC.  FIC, an affiliate of First Investors Life, and of the Adviser has its principal business address at 110 Wall Street, New York, New York 10005.  For the fiscal years ending

December 31, 2005, 2006 and 2007, FIC received fees from Separate Account C of $166,195,  $108,692 and $102,349 respectively, in connection with the distribution of the Contracts in a continuous offering.

For the fiscal years ending December 31, 2005, 2006 and 2007, FIC received fees for Separate Account D of $1,726,684, $945,636 and $919,909 respectively, in connection with the distribution of the contracts in a continuous offering.

First Investors Life anticipates continuing to offer new Separate Account D Contracts, but reserves the right to discontinue the offering.  New Separate Account C Contracts are not currently being offered for sale.  Existing Separate Account C Contractowners may continue to make additional premium payments to their existing Contracts.

The Contracts for both Separate Accounts are sold by insurance agents licensed to sell variable annuities, who are registered representatives of the Underwriter or broker-dealers who have sales agreements with the Underwriter.

VALUATION

Value of an Accumulation Unit.  For each Subaccount of Separate Account C and each Subaccount of Separate Account D, the value of an Accumulation Unit was arbitrarily initially set at $10.00.  The value of an Accumulation Unit for any subsequent Valuation Period is determined by multiplying the value of an Accumulation Unit for the immediately preceding Valuation Period by the Net Investment Factor for the Valuation Period for which the Accumulation Unit Value is being calculated (see Appendix I, Example B).  The investment performance of each Fund, and expenses and deductions of certain charges affect the Accumulation Unit Value.  The value of an Accumulation Unit for the Subaccounts may increase or decrease from Valuation Period to Valuation Period.

Net Investment Factor.  The Net Investment Factor for each Subaccount for any Valuation Period is determined by dividing (a) by (b) and subtracting (c) from the result, where:

(a)

is the net result of:

(1)

the net asset value per share of the applicable Fund determined at the end of the current Valuation Period, plus

(2)

the per share amount of any dividend or capital gains distributions made by the applicable Fund if the “ex-dividend” date occurs during the current Valuation Period.

(b)

is the net asset value per share of the applicable Fund determined as of the end of the immediately preceding Valuation Period.

(c)

is a factor representing the charges deducted for mortality and expense risks.  For Separate Account C, such factor is equal on an annual basis to 1.00% of the daily net asset value of the applicable Subaccount.  For Separate Account D, such factor is equal on an annual basis to 1.40% of the daily net asset value of the applicable Subaccount.

The Net Investment Factor may be greater or less than one, and therefore, the value of an Accumulation Unit for any Subaccount may increase or decrease.  (For an illustration of this calculation, see Appendix I, Example A.)

Value of an Annuity Unit.  For each Subaccount of Separate Account C and each Subaccount of Separate Account D, the value of an Annuity Unit was arbitrarily initially set at $10.00.  The value of an Annuity Unit for any subsequent Valuation Period is determined by multiplying the Annuity Unit Value for the immediately preceding Valuation Period by the Net Investment Factor for the Valuation Period for which the Annuity Unit Value is being calculated, and multiplying the result by an interest factor to offset the effect of an investment earnings rate of 3.5% per annum, which is assumed in the Annuity Tables contained in the Contract.  (For an illustration of this calculation, see Appendix III, Example A.)

Amount of Annuity Payments.  When annuity payments are to commence, the Accumulated Value to be applied to a variable annuity option will be determined by multiplying the value of an Accumulation Unit for the Business Day on or immediately preceding the seventh day before the Annuity Commencement Date by the number of Accumulation Units owned.  This seven day period is used to permit calculation of amounts of annuity payments and mailing of checks in advance of the due date.  At that time any applicable Premium taxes not previously deducted may be deducted from the Accumulated Value to determine the net Accumulated Value.  The resultant value is then applied to the Annuity Tables set forth in the Contract to determine the amount of the first monthly annuity payment.  The Contract contains Annuity Tables setting forth the amount of the first monthly installment for each $1,000 of Accumulated V alue applied.  These Annuity Tables vary according to the Annuity Option selected by the Contractowner and according to the sex and adjusted age of the Annuitant and any Joint Annuitant at the Annuity Commencement Date.  The Contract contains a formula for determining the adjusted age, and the Annuity Tables are determined from the Progressive Annuity Table with interest at 3.5% per year and assumes births prior to 1900, adjusted by a setback of four years of age for persons born 1900 and later and an additional setback of one year of age for each completed five years by which the year of birth is later than 1900.  Annuity Tables used by other insurers may provide greater or less benefits to the Annuitant.

The dollar amount of the first monthly Variable Payment, based on the Subaccount determined as above, is divided by the value of an Annuity Unit for the Subaccount for the Business Day on or immediately preceding the seventh day before the Annuity Commencement Date to establish the number of Annuity Units representing each monthly payment under the Subaccount.  This seven day period is used to permit calculation of amounts of annuity payments and mailing of checks in advance of the due date. This number of Annuity Units remains fixed for all variable annuity payments.  The dollar amount of the second and subsequent variable annuity payments is determined by multiplying the fixed number of Annuity Units for the Subaccount by the applicable value of an Annuity Unit Value for the Business Day on or immediately preceding the seventh day before the due date of the payment. The value of an Annuity Unit will vary with th e investment performance of the corresponding Fund, and, therefore, the dollar amount of the second and subsequent variable annuity payments may change from month to month.  (For an illustration of the calculation of the first and subsequent Variable Payments, see Appendix III, Examples B, C and D.)

A fixed annuity provides annuity payments which remain fixed as to dollar amount throughout the payment period and is based on an assumed interest rate of 3.5% per year built into the Annuity Tables in the Contract.

OTHER INFORMATION

Time of Payments.  All payments due under the Contracts will ordinarily be made within seven days of the payment due date or within seven days after the date of receipt of a request for partial surrender or termination.  However, First Investors Life reserves the right to suspend or postpone the date of any payment due under the Contracts (1) for any period during which the New York Stock Exchange (“NYSE”) is closed (other than customary weekend and holiday closings) or during which trading on the NYSE, as determined by the Commission, is restricted; (2) for any period during which an emergency, as determined by the Commission, exists as a result of which disposal of securities held by the Fund are not reasonably practical or it is not reasonably practical to determine the value of the Fund’s net assets; or (3) for such other periods as the Commission may by order permit for the protection of security holders or as may be permitted under the 1940 Act.

Reports to Contractowners.  First Investors Life will mail to each Contractowner, at the last known address of record at the Home Office of First Investors Life, at least annually, a report containing such information as may be required by any applicable law or regulation and a statement of the Accumulation Units credited to the Contract for each Subaccount and the Accumulation Unit Values.  In addition, latest available reports of the Life Series Funds will be mailed to each Contractowner.

Assignment.  Any amounts payable under the Contracts may not be commuted, alienated, assigned or otherwise encumbered before they are due.  To the extent permitted by law, no such payments shall be subject in any way to any legal process to subject them to payment of any claims against any Annuitant, Joint Annuitant or Beneficiary.  The Contracts may be assigned.  No assignment of a Contract shall be binding on First Investors Life unless such assignment is in writing and is filed with First Investors Life at its home office.

RELEVANCE OF FINANCIAL STATEMENTS

The values of the interests of Contractowners under the variable portion of the Contracts will be affected solely by the investment results of each Separate Account’s Subaccounts.  The financial statements of First Investors Life as contained herein should be considered only as bearing upon First Investors Life’s ability to meet its obligations to Contractowners under the Contracts, and they should not be considered as bearing on the investment performance of the Subaccounts.

APPENDICES

APPENDIX I

EXAMPLE A

Formula and Illustration for Determining

the Net Investment Factor of a Subaccount

of Separate Account C

Net Investment Factor = A+B- D

                                                 C

Where:

A = The Net Asset Value of a Fund share as of the end of the current

Valuation Period.

       Assume

 =

$8.51000000

B = The per share amount of any dividend or capital gains distribution since the end of the immediately preceding Valuation Period.

       Assume

 =

0

C = The Net Asset Value of a Fund share as of the end of the immediately preceding Valuation Period.

       Assume

 =

$8.39000000

D = The daily deduction for mortality and expense risks, which totals 1.0%

       on an annual basis.

       On a daily basis

 =

.00002740

Then, the Net Investment Factor = 8.51000000 + 0 - .00002740

 =

1.01427534

8.39000000

Formula and Illustration for Determining

the Net Investment Factor of a Subaccount

of Separate Account D

Net Investment Factor = A+B- D

                                                 C

Where:

A = The Net Asset Value of a Fund share as of the end of the current

Valuation Period.

       Assume

 =

$8.51000000

B = The per share amount of any dividend or capital gains distribution since the end of the immediately preceding Valuation Period.

       Assume

 =

0

C = The Net Asset Value of a Fund share as of the end of the immediately preceding Valuation Period.

       Assume

 =

$8.39000000

D = The daily deduction for mortality and expense risks and administration,

which totals 1.4% on an annual basis.

       On a daily basis

 =

.00003836

Then, the Net Investment Factor = 8.51000000 + 0 - .00003836

 =

1.01426438

8.39000000

EXAMPLE B

Formula and Illustration for Determining

Accumulation Unit Value of a Subaccount

of Separate Account C

Accumulation Unit Value = A x B

Where:

A = The Accumulation Unit Value for the immediately preceding Valuation

       Period.

       Assume

 =

$1.46328760

B = The Net Investment Factor for the current Valuation Period.

       Assume

 =

1.01427534

Then, the Accumulation Unit Value = $1.46328760 x 1.01427534

 =

1.48417653

Formula and Illustration for Determining

Accumulation Unit Value of a Subaccount

of Separate Account D

Accumulation Unit Value = A x B

Where:

A = The Accumulation Unit Value for the immediately preceding Valuation

       Period.

       Assume

 =

$1.46328760

B = The Net Investment Factor for the current Valuation Period.

       Assume

 =

1.01426438

Then, the Accumulation Unit Value = $1.46328760 x 1.01426438

 =

1.48416049

APPENDIX II

EXAMPLE A

Formula and Illustration for Determining

Death Benefit Payable Under

Annuity Option 4-Unit Refund Life Annuity

For Separate Account C and Separate Account D

Upon the death of the Annuitant, the designated Beneficiary under this option will receive under a Separate Account a lump sum death benefit of the then dollar value of a number of Annuity Units computed using the following formula:

Annuity Units Payable = A- (CxD), if A is greater than CxD

B                   B

Where:

A = The Net Accumulated Value applied on the Annuity Commencement Date to purchase the Variable Annuity.

Assume

 =

$20,000.00

B = The Annuity Unit Value at the Annuity Commencement Date.

Assume

 =

$1.08353012

C = The number of Annuity Units represented by each payment made.

Assume

 =

116.61488844

D = The total number of monthly Variable Annuity Payments made prior to the Annuitant’s death.

Assume

 =

30

Then the number of Annuity Units Payable:

 $20,000.00   -  (116.61488844 x 30)

$1.08353012

=

18,458.18554633  - 3,498.44665320

=

14,959.73889313

If the value of an Annuity Unit on the date of receipt of notification of death was $1.12173107 then the amount of the death benefit under the Separate Account would be:

14,959.73889313 x $1.12173107 = $16,780.80

APPENDIX III

EXAMPLE A

Formula and Illustration for Determining

Annuity Unit Value of

Separate Account C and Separate Account D

Annuity Unit Value = A x B x C

Where:

A =  Annuity Unit Value of the immediately preceding Valuation Period.

Assume

 =

$1.10071211

B = Net Investment Factor for the Valuation Period for which the Annuity

  Unit is being calculated.

Assume

 =

1.00083530

C = A factor to neutralize the assumed interest rate of 3½% built into the Annuity Tables used.

Daily factor equals

 =

0.99990575

Then, the Annuity Value is:

$1.10071211 x 1.00083530 x 0.99990575 = $1.10152771

EXAMPLE B

Formula and Illustration for Determining

Amount of First Monthly Variable Annuity Payment from

Separate Account C and Separate Account D

First Monthly Variable Annuity Payment =    A    x B

$1,000

Where:

A = The Net Accumulated Value allocated to Separate Account C for the

  Business Day on or immediately preceding the seventh day

  before the Annuity Commencement Date.

Assume

 =

$20,000.00

B = The Annuity purchase rate per $1,000 based upon the option selected, the sex and adjusted age of the Annuitant

  according to the Annuity Tables contained in the Contract.

Assume

 =

$6.40

Then, the first Monthly Variable Payment = $20,000 x $6.40 = $128.00

$1,000

EXAMPLE C

Formula and Illustration for Determining

the Number of Annuity Units for Separate Account C and

Separate Account D

Represented by Each Monthly Variable Annuity Payment

Number of Annuity Units = A

B

Where:

A = The dollar amount of the first monthly Variable Annuity Payment.

Assume

 =

$128.00

B = The Annuity Unit Value for the Business Day on or immediately preceding the seventh day before the Annuity Commencement Date.

Assume

 =

$1.09763000

Then, the number of Annuity Units =    $128.00    = 116.61488844

$1.09763000

EXAMPLE D

Formula and Illustration for Determining

the Amount of Second and Subsequent Monthly Variable

Annuity Payments From Separate Account C and Separate Account D

Second Monthly Variable Annuity Payment = A x B

Where:

A = The Number of Annuity Units represented by each monthly

  Variable Annuity Payment.

Assume

 =

116.61488844

B = The Annuity Unit Value for the Business Day on or immediately preceding the seventh day before the date on which the

  second (or subsequent) Variable Annuity Payment is due.

Assume

 =

$1.11834234

Then, the second monthly Variable Annuity Payment = 116.61488844 x $1.11834234 = $130.42

The above example was based upon the assumption of an increase in the Annuity Unit Value since the initial Variable Annuity Payment due to favorable investment results of the Separate Account and the Fund.  If the investment results were less favorable, a decrease in the Annuity Unit Value and in the second monthly Variable Annuity Payment could result.  Assume B above was $1.08103230.

Then, the second monthly Variable Annuity Payment = 116.61488844 x $1.08103230 = $126.06

Financial Statements

as of

December 31, 2007

REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

The Board of Directors

First Investors Life Insurance Company

New York, New York

We have audited the accompanying balance sheets of First Investors Life Insurance Company as of December 31, 2007 and 2006, and the related statements of income, stockholder's equity and cash flows for each of the three years in the period ended December 31, 2007. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America.  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of First Investors Life Insurance Company as of December 31, 2007 and 2006, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2007, in conformity with accounting principles generally accepted in the United States of America.

/s/ TAIT, WELLER & BAKER LLP
TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania

March 7, 2008

FIRST INVESTORS LIFE INSURANCE COMPANY

BALANCE SHEET

ASSETS

December 31, 2007

December 31, 2006

Investments (note 2):

Available-for-sale securities

$223,764,651

$207,485,831

Held-to-maturity securities

4,544,936

  4,625,339

Short term investments

19,732,106

11,680,115

Policy loans

      60,421,755

    53,967,166

Total investments

308,463,448

277,758,451

Cash

             4,358,320

   3,268,923

Premiums and other receivables

6,128,879

6,471,335

Accrued investment income

4,574,927

4,467,357

Deferred policy acquisition costs (note 6)

37,873,128

37,003,475

Furniture, fixtures and equipment, at cost, less accumulated depreciation of $1,089,079 in 2007 and $1,304,615 in 2006

207,681

114,064

Other assets

287,247

29,045

Separate account assets

     1,045,831,836

   1,046,361,885

Total assets

$1,407,725,466

$1,375,474,535

LIABILITIES AND STOCKHOLDER'S EQUITY

LIABILITIES:

Policyholder account balances (note 6)

$192,329,598

$179,937,069

Claims and other contract liabilities

13,375,403

12,976,745

Accounts payable and accrued liabilities

3,858,320

3,677,655

Payable for securities purchased

8,127,411

1,012,605

Deferred Federal income taxes (note 7)

3,815,000

2,852,000

Separate account liabilities

    1,045,831,836

  1,046,361,885

Total liabilities

    1,267,337,568

  1,246,817,959

STOCKHOLDER'S EQUITY:

Common Stock, par value $4.75; authorized,

issued and outstanding 534,350 shares

2,538,163

2,538,163

Additional paid in capital

6,496,180

6,496,180

Accumulated other comprehensive income (note 2)

              97,000

           (224,000)

Retained earnings

       131,256,555

     119,846,233

Total stockholder's equity

      140,387,898

   128,656,576

Total liabilities and stockholder's equity

$1,407,725,466

$1,375,474,535

See accompanying notes to financial statements.

                                   FIRST INVESTORS LIFE INSURANCE COMPANY

STATEMENT OF INCOME

Year Ended	Year Ended	Year Ended
December 31, 2007	December 31,2006	December 31,2005

REVENUES

Policyholder fees	$25,796,409	$25,671,322	$25,423,105
Premiums	11,297,074	8,565,425	7,087,211
Investment income (note 2)	16,241,366	15,006,050	13,471,142
Realized gain (loss) on investments	853,898	(570,428)	(829,102)
Other income	870,745	770,547	847,873
Total income	55,059,492	49,442,916	46,000,229

BENEFITS AND EXPENSES

Benefits and increases in contract liabilities

12,424,338

10,413,116

11,018,985

Dividends to policyholders

1,103,622

824,965

843,029

Amortization of deferred acquisition costs (note 6)

2,640,417

2,966,038

  2,405,377

Commissions and general expenses

  19,096,793

  17,195,972

  17,706,742

Total benefits and expenses

  35,265,170

 31,400,091

 31,974,133

Income before Federal income tax

19,794,322

18,042,825

14,026,096

Federal income tax (note 7):

Current

6,715,000

6,195,000

           5,272,000

Deferred

                  169,000

       (28,000)

       (287,000)

   6,884,000

     6,167,000

      4,985,000

Net Income

           $12,910,322

$ 11,875,825

$ 9,041,096

Income per share, based on 534,350 shares outstanding

                    $24.16

          $22.22

          $16.92

See accompanying notes to financial statements.

FIRST INVESTORS LIFE INSURANCE COMPANY

STATEMENT OF STOCKHOLDER'S EQUITY

Year Ended

Year Ended

Year Ended

December 31,2007

December 31,2006

December 31, 2005

Balance at beginning of year

$128,656,576

$118,784,751

$113,741,655

Net income

  12,910,322

11,875,825

9,041,096

Other comprehensive income

  Increase (decrease) in unrealized holding gains on

available-for-sale securities

       321,000

                   (504,000)

          (2,998,000)

Comprehensive income

  13,231,322

     11,371,825

    6,043,096

Dividends Paid

    (1,500,000)

                 (1,500.000)

            (1,000,000)

Balance at end of year

$140,387,898

$128,656,576

   $118,784,751

STATEMENT OF CASH FLOWS

Year Ended

Year Ended

Year Ended

December 31, 2007

December 31, 2006

December 31,2005

Increase (decrease) in cash:

Cash flows from operating activities:

Policyholder fees received

$ 25,538,857

$ 25,511,558

$ 25,356,893

Premiums received

11,481,998

8,390,351

6,811,519

Amounts received on policyholder accounts

50,879,724

55,799,508

68,990,293

Investment income received

16,827,890

15,561,207

14,113,229

Other receipts

454,153

362,754

425,680

Benefits and contract liabilities paid

    (50,887,176)

 (59,012,139)

(66,969,918)

Commissions and general expenses paid

    (28,432,982)

  (27,359,198)

  (30,008,484)

Net cash provided by operating activities

      25,862,464

      19,254,041

      18,719,212

Cash flows from investing activities:

Proceeds from sale of investment securities

74,033,607

44,802,029

 110,764,906

Purchase of investment securities

(90,424,772)

   (56,814,165)

(120,696,017)

Purchase of furniture, equipment and other assets

  (427,313)

(13,055)

(145,794)

Net increase in policy loans

     (6,454,589)

     (4,596,483)

    (5,013,136)

Net cash used for investing activities

    (23,273,067)

    (16,621,674)

    (15,090,041)

Cash flows from financing activities:

Transfer of Non-Qualified Plan

        ---

                       ---

(2,602,709)

Dividends paid

      (1,500,000)

              (1,500,000)

   (1,000,000)

Net cash used for financing activities

    (1,500,000)

    (1,500,000)

    (3,602,709)

Net increase in cash

1,089,397

               1,132,367

26,462

Cash

Beginning of year

        3,268,923

            2,136,556

              2,110,094

End of year

   $   4,358,320

            $   3,268,923

          $  2,136,556

The Company paid Federal income taxes of $6,508,000 in 2007, $5,879,000 in 2006 and $5,360,000 in 2005.

See accompanying notes to financial statements.

FIRST INVESTORS LIFE INSURANCE COMPANY

STATEMENT OF CASH FLOWS

Year ended

Year Ended

Year Ended

December 31, 2007

December 31, 2006

December 31, 2005

Reconciliation of net income to net cash

 provided by operating activities:

Net income

$ 12,910,322

$ 11,875,825

$ 9,041,096

Adjustments to reconcile net income to net cash

provided by operating activities:

Depreciation and amortization

74,044

47,819

49,631

Amortization of deferred policy acquisition costs

  2,640,417

2,966,038

2,405,377

Realized investment (gains) losses

(853,898)

570,428

                     829,102

Amortization of premiums and discounts on

investments

     694,094

736,914

1,259,736

Deferred Federal income taxes

       169,000

 (28,000)

                  (287,000)

Other items not requiring cash - net

  (6,633)

              5,253

                   977

(Increase) decrease in:

Premiums and other receivables, net

342,456

(232,752)

                 1,467,480

Accrued investment income

(107,570)

(181,757)

(617,649)

Deferred policy acquisition costs, exclusive

of amortization

(3,600,070)

(4,100,061)

(5,300,318)

Other assets

         1,450

              7,205

1,299

Increase (decrease) in:

Policyholder account balances

12,392,529

8,549,172

11,492,987

Claims and other contract liabilities

       398,658

             (814,890)

                  410,046

Accounts payable and accrued liabilities

        807,665

             (147,153)

        (2,033,552)

$ 25,862,464

$ 19,254,041

$ 18,719,212

See accompanying notes to financial statements.

FIRST INVESTORS LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS

Note 1 — Basis of Financial Statements

The accompanying financial statements have been prepared in conformity with generally accepted accounting principles (GAAP). Such basis of presentation differs from statutory accounting practices permitted or prescribed by insurance regulatory authorities primarily in that:

(a)  policy reserves are computed according to the Company's estimates of mortality, investment yields, withdrawals and other benefits and expenses, rather than on the statutory valuation basis;

(b)  certain expenditures, principally for furniture and equipment and agents' debit balances, are recognized as assets rather than being non-admitted and therefore charged to retained earnings;

(c)  commissions and other costs of acquiring new business are recognized as deferred acquisition costs and are amortized over the premium paying period of policies and contracts, rather than charged to current operations when incurred;

(d)  income tax effects of temporary differences, relating primarily to policy reserves and acquisition costs, are provided;

(e)  the statutory asset valuation and interest maintenance reserves are reported as retained earnings rather than as liabilities;

Note 2 — Other Significant Accounting Practices

(a)   Accounting Estimates.    The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosures of contingent assets and liabilities, at the date of the financial statements and revenues and expenses during the reported period.  Actual results could differ from those estimates.

(b) Depreciation.  Depreciation is computed on the useful service life of the depreciable asset using the straight line method of depreciation over three to seven years.

(c)  Investments.   Investments in equity securities that have readily determinable fair values and all investments in debt securities are classified in separate categories and accounted for as follows:

Held-to-Maturity Securities

Debt securities in which the Company has the positive intent and ability to hold to maturity are recorded at amortized cost.

Available-For-Sale Securities

Debt securities not classified as held to maturity securities and equity securities are recorded at fair value with unrealized gains and losses excluded from earnings and reported as "accumulated other comprehensive income" in stockholder's equity.

Short term investments are reported at market value which approximates cost.

Gains and losses on sales of investments are determined using the specific identification method. Investment income for the years indicated consists of the following:

Year Ended	Year Ended	Year Ended
December 31, 2006	December 31,2005	December 31,2007

Interest on fixed maturities

$ 12,535,859

$ 11,621,791

$ 10,499,119

Interest on short term investments

732,024

681,916

531,037

Interest on policy loans

   3,500,012

    3,155,442

   2,884,127

Total investment income

16,767,895

15,459,149

13,914,283

Investment expense

       526,529

      453,099

      443,141

Net investment income

$16,241,366

$ 15,006,050

$ 13,471,142

FIRST INVESTORS LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (Continued)

The amortized cost and estimated market values of investments at December 31, 2007 and 2006 are as follows:

	Gross	Gross	Estimated
Amortized	Unrealized	Unrealized	Market
Cost	Gains	Losses	Value

Available-For-Sale Securities

December 31, 2007

U.S. Treasury Securities and obligations

of U.S. Government Corporations

and Agencies

$ 99,273,486

$  1,035,238

$     139,296

$100,169,428

Debt Securities issued by

States of the U.S.

4,330,022

392

1,904

4,328,510

Corporate Debt Securities

107,894,276

1,374,064

2,265,419

107,002,921

Preferred Stock

2,044,620

31,380

--

2,076,000

Other Debt Securities

     10,188,247

               137,931

               138,386

   10,187,792

$223,730,651

$ 2,579,005

$  2,545,005

$223,764,651

December 31,2006

U.S. Treasury Securities and obligations

of U.S. Government Corporations

and Agencies

$ 92,633,342

$   191,244

$     823,791

$  92,000,795

Corporate Debt Securities

106,601,195

1,924,263

1,788,142

106,737,316

Other Debt Securities

     8,795,294

               104,728

         152,302

        8,747,720

$208,029,831

$ 2,220,235

$  2,764,235

$207,485,831

At December 31, 2007 and 2006, Unrealized Gains (Losses) on Available-For-Sale Securities of $97,000 and ($224,000), net of applicable deferred income taxes and amortization of deferred acquisition cost is included as accumulated other comprehensive income in Stockholder’s Equity.  The change in the Unrealized Gains (Losses) of $321,000, ($504,000) and ($2,998,000) net of deferred income taxes (benefit) and amortization of deferred acquisition costs of  $257,000, ($404,000) and ($2,324,000) for 2007, 2006 and 2005, respectively is reported as other comprehensive income in the Statement of Stockholder’s Equity.

Held-To-Maturity Securities

December 31,2007

U.S. Treasury Securities and obligations

of U.S. Government Corporations

and Agencies*

$  4,544,936

$    83,685

 $         —

$ 4,628,621

$  4,544,936

$    83,685

$          —

$ 4,628,621

December 31,2006

U.S. Treasury Securities and obligations
of U.S. Government Corporations
and Agencies*	$ 4,615,339	$ —	$ 55,341	$ 4,559,998
Corporate Debt Securities	10,000	—	—	10,000
	$ 4,625,339	$ —	$ 55,341	$ 4,569,998

*These securities are on deposit for various state insurance departments and are therefore restricted as to sale.

FIRST INVESTORS LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (Continued)

The amortized cost and estimated market value of debt securities at December 31, 2007, by contractual maturity, are shown below.  Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

Held to Maturity Available For Sale
Amortized	Estimated	Amortized	Estimated
Market Value	Cost	Market Value	Cost_

Due in one year or less	$--	$--	$4,694,520	$ 4,714,301
Due after one year through five years	4,544,936	4,628,621	50,686,298	51,095,237
Due after five years through ten years	—	—	99,226,185	98,792,055
Due after ten years	—	—	67,079,028	67,087,058
	$ 4,544,936	$ 4,628,621	$221,686,031	$221,688,651

Proceeds from sales of investments in fixed maturities were $74,033,607, $43,108,427 and $91,110,725 in 2007, 2006 and 2005, respectively.  Gross gains of $1,408,497 and gross losses of $554,599 were realized on those sales in 2007.  Gross gains of $498,605 and gross losses of $1,069,033 were realized on those sales in 2006.  Gross gains of $347,804 and gross losses of $1,176,906 were realized on those sales in 2005.

(d) Recognition of Revenue, Policyholder Account Balances and Policy Benefits

Traditional Ordinary Life and Health

Revenues from the traditional life insurance policies represent premiums that are recognized as earned when due. Health insurance premiums are recognized as revenue over the time period to which the premiums relate. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the lives of the contracts. This association is accomplished by means of the provision for liabilities for future policy benefits and the deferral and amortization of policy acquisition costs.  Contract benefit claims are charged to expense in the period that the claims are incurred.

Universal Life and Variable Life

Revenues from universal life and variable life policies represent amounts assessed against policyholders. Included in such assessments are mortality charges, surrender charges and policy service fees.

Policyholder account balances on universal life consist of the premiums received plus credited interest ranging from 4 ½ percent to 5 percent, less accumulated policyholder assessments. Amounts included in expense represent benefits in excess of policyholder account balances.  The value of policyholder accounts on variable life is included in separate account liabilities as discussed below.

Annuities

Revenues from annuity contracts represent amounts assessed against contractholders. Such assessments are principally sales charges, administrative fees, and in the case of variable annuities, mortality and expense risk charges. The carrying value and fair value of fixed annuities are equal to the policyholder account balances, which represent the net premiums received plus accumulated interest.

(e) Separate Accounts.  Separate account assets and the related liabilities, both of which are valued at market, represent segregated variable annuity and variable life contracts maintained in accounts to meet specific investment objectives of contractholders who bear the investment risk. All investment income (gains and losses of these accounts) accrues directly to the contractholders and therefore does not affect net income of the Company.  The assets supporting the variable portion of the variable annuity and variable life contracts are carried at fair value and are reported as summary total separate assets with an equivalent summary total reported for liabilities.  Amounts assessed against the contractholders for mortality, administrative and other services are included in policyholder benefits in the Statement of Income.

FIRST INVESTORS LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (Continued)

(f) Minimum Guarantees.  The Company issues variable annuity contracts through separate accounts where the Company contractually guarantees to the contractholder (1) total deposits made to the contract less any partial withdrawals and (2) the account balance on a specified anniversary date adjusted for deposits less partial withdrawals since the specified anniversary date.  This guarantee includes benefits that are payable in the event of death.

(g) Business Risks and Uncertainties.  The development of liabilities for future policy benefits for the Company’s products requires management to make estimates and assumptions regarding mortality, morbidity, lapse, expense, persistency and investment experience.  Such estimates are primarily based on historical experience and future expectations of mortality, morbidity, lapse, expense, persistency and investment assumptions.  Actual results could differ materially from these estimates.  Management monitors actual experience and, if circumstances warrant, revises its assumptions and related future policy benefit estimates.  The Company’s investments are primarily comprised of both short term and long term fixed maturity securities.  Significant changes in prevailing interest rates and geographic conditions may adversely affect the timing and amount of cash flows on such investments and their re lated values.  A significant decline in the fair values of these investments could have an adverse effect on the Company’s balance sheet.

(h) Comprehensive Income.  Comprehensive income includes net income and unrealized gains and losses on available-for-sale securities and is presented in the Statement of Stockholder’s Equity.  Accumulated other comprehensive income is a component of stockholder’s equity and consists of unrealized gains and losses on available-for-sale securities.

Note 3 — Fair Value of Financial Instruments

The carrying amounts for cash, short-term investments and policy loans as reported in the accompanying balance sheet approximate their fair values.  The fair values for fixed maturity and equity-securities are based upon quoted market prices, where available or are estimated using values from independent pricing services.

The carrying amounts for the Company's liabilities under investment - type contracts approximate their fair values because interest rates credited to account balances approximate current rates paid on similar investments and are generally not guaranteed beyond one year.  Fair values for the Company's insurance contracts other than investment - type contracts are not required to be disclosed.  However, the fair values of  liabilities for all insurance contracts are taken into consideration in the overall management of interest rate risk, which minimizes exposure to changing interest rates.

Note 4 — Retirement Plans

The Company participates in a non-contributory profit sharing plan for the benefit of its employees and those of other wholly-owned subsidiaries of its parent.  The profit sharing plan provides for retirement benefits based upon earnings.  Vesting of benefits is based upon years of service.  For the years ended December 31, 2007, 2006 and 2005, the Company charged operations approximately $159,000, $142,000 and $127,000 respectively for its portion of the contribution.

The Company also had a non-qualified deferred compensation arrangement (“Plan”) for the benefit of its sales agents.  The Plan provides for contributions based upon commission on first-year premiums and was unfunded.  Vesting of benefits was based upon graduated percentages dependent upon the number of allocations made in accordance with the Plan by the Company for each participant.  The Company transferred this plan to its parent company, First Investors Consolidated Corporation (“FICC”) during 2005.  The Company paid approximately $2,603,000 of cash to FICC, which was equal to the accrued liabilities of the Plan reduced by the related deferred income tax.

FIRST INVESTORS LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (Continued)

In addition, the Company participates in a 401(k) savings plan covering all of its eligible employees and those of other wholly-owned subsidiaries of its parent whereby employees may voluntarily contribute a percentage of their compensation with the Company matching a portion of the contributions of certain employees.  Contributions to this plan were not material.

Note 5 — Commitments and Contingent Liabilities

The Company has agreements with affiliates and non-affiliates as follows:

(a) The Company's maximum retention on any one life is $250,000.  The Company reinsures a portion of its risk with other insurance companies and reserves are reduced by the amount of reserves for such reinsured risks.  The Company is liable for any obligations that any reinsurance company may be unable to meet.  The Company had reinsured approximately 39%, 35% and 33% of its net life insurance in force at December 31, 2007, 2006 and 2005.  The Company also had assumed reinsurance amounting to approximately 18%, 22% and 21% of its net life insurance in force at the respective year-ends.  None of these transactions had any material effect on the Company's operating results.

(b) The Company and certain affiliates share office space, data processing facilities and management personnel.  Charges for these services are based upon the Company’s proportionate share of: space occupied, usage of data processing facilities and time allocated to management.  During the years ended December 31, 2007, 2006 and 2005, the Company paid approximately $3,095,000, $2,902,000 and $2,596,000, respectively, for these services.  In addition, the Company reimbursed an affiliate approximately $5,410,000 in 2007, $5,620,000 in 2006,and $6,136,000 in 2005 for commissions relating to the sale of its products.

The Company maintains a checking account with a financial institution, which is also a wholly-owned subsidiary of its parent.  The balance in this account was approximately $891,000 at December 31, 2007 and $187,000 at December 31, 2006.

(c) The Company is subject to certain claims and lawsuits arising in the ordinary course of business.  In the opinion of management, all such claims currently pending will not have a material adverse effect on the financial position of the Company or its results of operations.

FIRST INVESTORS LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (Continued)

Note 6 — Adjustments Made to Statutory Accounting Practices

Note 1 describes some of the common differences between statutory practices and generally accepted accounting principles.  The effects of these differences for the years ended December 31, 2007, 2006 and 2005 are shown in the following table in which net income and capital shares and surplus reported therein on a statutory basis are adjusted to a GAAP basis.

Net Income

Capital Shares and Surplus

 Year Ended December 31

       at December 31

      2007

     2006

      2005

      2007

     2006

      2005

Reported on a statutory basis

$12,174,023

$12,012,244

$9,069,412

$113,027,491

$102,803,976

$92,599,944

Adjustments:

Deferred policy acquisition costs (b)

     959,653

1,134,023

2,894,941

37,873,128

37,003,475

35,726,452

Future policy benefits (a)

408,024

   110,348

    (2,399,452)

(4,371,766)

(4,779,790)

(4,890,138)

Deferred income taxes

(796,000)

      28,000

     287,000

       (5,945,000)

     (4,912,000)

     (5,428,000)

Premiums due and deferred (e)

        (265,853)

      (887,785)

        (286,358)

(2,996,743)

(2,730,889)

(1,843,104)

Non-admitted assets

—

—

—

 580,633

212,697

262,771

Asset valuation reserve

—

—

—

1,686,653

 1,527,449

1,401,415

Interest maintenance reserve

61,380

86,793

(6,263)

499,502

75,658

591,411

Gross unrealized holding gains (losses) on

available-for-sale securities

—

—

—

        34,000

       (544,000)

364,000

Net realized capital gains (losses)

         549,187

      (912,947)

(829,102)

           —

           —

          —

Other

      (180,092)

      305,149

          310,918

          —

           —

          —

             736,299

       (136,419)

      (28,316)

 27,360,407

  25,852,600

 26,184,807

In accordance with generally accepted

accounting principles

$12,910,322

$11,875,825

$9,041,096

$140,387,898

$128,656,576

$118,784,751

Per share, based on 534,350 shares

outstanding

$24.16

$22.22

$16.92

$262.73

$240.77

$222.30

FIRST INVESTORS LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (Continued)

The following is a description of the significant policies used to adjust the net income and capital shares and surplus from a statutory to a GAAP basis.

(a) Liabilities for future policy benefits have been computed primarily by the net level premium method with assumptions as to anticipated mortality, withdrawals and investment yields.  The composition of the policy liabilities and the more significant assumptions pertinent thereto are presented below:

             Distribution of Liabilities*                                                              Basis of Assumptions

Years

      2007

      2006

of Issue

Interest

               Mortality Table

Withdrawal

Non-par:

$  754,607

$  833,074

1962-1967

4½%

1955-60 Basic Select plus Ultimate

Linton B

3,219,045

3,317,092

1968-1988

5½%

1955-60 Basic Select plus Ultimate

Linton B

475,513

509,076

1984-1988

7½%

85% of 1965-70 Basic Select

Modified

  plus Ultimate

Linton B

230,291

225,738

1989-Present

7½%

1975-80 Basic Select plus Ultimate

Linton B

16,905

28,194

1989-Present

7½%

1975-80 Basic Select plus Ultimate

Actual

12,567

13,370

1989-Present

8%

1975-80 Basic Select plus Ultimate

Actual

58,383,722

53,243,983

1985-Present

4.5%

Accumulation of Funds

—

Par:

139,085

142,714

1966-1967

4½%

1955-60 Basic Select plus Ultimate

Linton A

11,820,943

12,333,074

1968-1988

5½%

1955-60 Basic Select plus Ultimate

Linton A

 1,055,028

1,180,028

1981-1984

7¼%

90% of 1965-70 Basic Select

  plus Ultimate

 Linton B

5,318,632

5,385,713

1983-1988

9½%

80% of 1965-70 Basic Select

  plus Ultimate

Linton B

28,662,319

28,056,918

1990-Present

8%

66% of 1975-80 Basic Select

  plus Ultimate

Linton B

Annuities:

15,724,970

16,742,931

1976-Present

4%

Accumulation of Funds

—

Miscellaneous:

68,167,708

59,319,870

1962-Present

2½%-3½%

1958-CSO

None

*  The above amounts are before deduction of deferred premiums of $1,651,737 in 2007 and  $1,394,706 in 2006.

(b) The costs of acquiring new business, principally commissions and related agency expenses, and certain costs of issuing policies, such as medical examinations and inspection reports, all of which vary with and are primarily related to the production of new business, have been deferred.  Costs deferred on universal life and variable life are amortized as a level percentage of the present value of anticipated gross profits resulting from investment yields, mortality and surrender charges.  The assumptions used in the estimation of future gross profits are based on the Company’s current best estimate of future events and are reviewed annually by the Company.  Costs deferred on traditional ordinary life and health are amortized over the premium-paying period of the related policies in proportion to the ratio of the annual premium revenue to the total anticipated premium revenue.  Anticipated premium revenue was estimated using the same assumptions that were used for computing liabilities for future policy benefits.  In 2007, the Company applied Statement of Position 05-1, “Accounting by Insurance Enterprises for Deferred Acquisition Costs (“DAC”) in Connection with Modifications or Exchanges of Insurance Contracts”, (“SOP 05-1”).  SOP 05-1 provides guidance on accounting by insurance enterprises for DAC on internal replacements of insurance and investment contracts.  The effect of adopting SOP 05-1 had no material effect on the financial statements of the Company.  Amortization of $2,640,417 in 2007, $2,966,038 in 2006 and $2,405,377 in 2005 was charged to operations.

(c) Participating business represented 2.2% and 2.4% of individual life insurance in force at December 31, 2007 and 2006, respectively.

The Board of Directors annually approves a dividend formula for calculation of dividends to be distributed to participating policyholders.

The portion of earnings of participating policies that can inure to the benefit of shareholders is limited to the larger of 10% of such earnings or $.50 per thousand dollars of participating insurance in force.  Earnings in excess of that limit must be excluded from shareholders' equity by a charge against operations.  No such charge has been made, since participating business has operated at a loss to date on a statutory basis.  It is anticipated, however, that the participating lines will be profitable over the lives of the policies.

(d) New York State insurance law prohibits the payment of dividends to stockholders from any source other than the statutory unassigned surplus.  The amount of said surplus was $103,993,099, $93,769,584 and $83,565,552 at December 31, 2007, 2006 and 2005, respectively.

(e) Statutory due and deferred premiums are adjusted to conform to the expected premium revenue used in computing future benefits and deferred policy acquisition costs.  In this regard, the GAAP due premium is recorded as an asset and the GAAP deferred premium is applied against future policy benefits.

FIRST INVESTORS LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (Continued)

Note 7 — Federal Income Taxes

The Company joins with its parent company and other affiliated companies in filing a consolidated Federal income tax return.  The provision for Federal income taxes is determined on a separate company basis.

Management has analyzed the Company’s tax positions taken on federal, state and local income tax returns for all open tax years (2004 – 2007) and has concluded that no additional adjustments are required in the Company’s financial statements.

Retained earnings at December 31, 2007 included approximately $146,000 which is defined as "policyholders' surplus" and may be subject to Federal income tax at ordinary corporate rates under certain future conditions, including distributions to stockholders.

Deferred tax liabilities (assets) are comprised of the following:

          2007

       2006

Deferred Tax Assets:

   Policyholder dividend provision

$   (383,320)

$      (286,541)

   Non-qualified agents' pension plan reserve

(39,255)

(55,600)

   Future policy benefits

(3,506,504)

(3,415,517)

   Unrealized holding losses on Available-For-Sale Securities

               --

                  (116,000)

   Capital loss carryover

            --

                  (627,380)

   Other

        (383,929)

           (336,425)

Total Deferred Tax Assets

      (4,313,008)

         (4,837,463)

Deferred Tax Liabilities:

   Deferred policy acquisition costs

8,031,667

7,645,586

   Bond discount

45,341

43,877

   Unrealized holding gains on Available-For-Sale Securities

          51,000

                                --

Total Deferred Tax Liabilities

        8,128,008

           7,689,463

Net Deferred Tax Liabilities ……………………………………………

$  3,815,000

$    2,852,000

Note 8 — Variable Annuity Contracts

The Company maintains traditional variable annuity contracts through its separate accounts, for which investment income (gains and losses of these accounts) accrues directly to, and investment risk is borne by, the contractholder.  The Company provides a guarantee to benefit the related contractholder or GMDB.  The GMDB provides a specified minimum return upon death.  The Company offers two primary GMDB types:

*

Return of premium – provides the greater of account value or total deposits made to the contract less any partial withdrawals.

*

Reset – provides the greater of a return of premium death benefit or the anniversary (the seventh year) account value adjusted for withdrawals.

As of December 31, 2007 and 2006 the net amount of risk on the above GMDB was approximately $2.5 million and $5.1 million; respectively.  The net amount at risk is calculated on a seriatim basis and represents the greater of the respective guaranteed benefit less the account value.  The account balance of contracts with guarantees were invested in fixed income ($121 million in 2007; $150 million in 2006), equity ($432 million in 2007; $452 million in 2006) and money market  ($13 million in 2007; $5 million in 2006) mutual funds.

TAIT, WELLER & BAKER LLP

CERTIFIED PUBLIC ACCOUNTS

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors

First Investors Life Insurance Company

New York, New York

We have audited the accompanying statement of assets and liabilities of each of the individual sub-accounts disclosed in Note 1 which comprise First Investors Life Variable Annuity Fund C (a separate account of First Investors Life Insurance Company, registered as a unit investment trust under the Investment Company Act of 1940) (“Separate Account C”), as of December 31, 2007, and the related statements of operations for the year then ended and of changes in net assets for the years ended December 31, 2007 and 2006 for each of the individual sub-accounts which comprise Separate Account C.   These financial statements are the responsibility of the Company's management.   Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards of the Public Company Accounting Oversight Board (United States).   Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement.   We were not engaged to perform an audit of Separate Account C’s internal control over financial reporting.   Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of Separate Account C’s internal control over financial reporting.   Accordingly, we express no such opinion.   An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financ ial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation.   Our procedures included confirmation of securities owned at December 31, 2007 by correspondence with Separate Account C’s custodian.   We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position each of the individual sub-accounts which comprise Separate Account C as of December 31, 2007, and the results of their operations for the year then ended for each of the individual sub-accounts and the changes in their net assets for the years ended December 31, 2007 and 2006, in conformity with accounting principles generally accepted in the United States of America.

/s/ TAIT, WELLER & BAKER LLP
TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania

March 7, 2008

FIRST INVESTORS LIFE

VARIABLE ANNUITY FUND C

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2007

Cash

Growth &

Management

High Yield

   Income

 Discovery

ASSETS

Investments at net asset value (Note 3):

First Investors Life Series Fund

$

8,243,885

$

16,837,031

$

87,941,615

 $

44,653,278

LIABILITIES

Payable to First Investors

Life Insurance Company

4,565

14,014

73,972

37,429

NET ASSETS

$

8,239,320

$

16,823,017

$

87,867,643

 $

44,615,849

Net assets represented by

Contracts in accumulation period

$

8,239,320

$

16,823,017

$

87,867,643

 $

44,615,849

FIRST INVESTORS LIFE

VARIABLE ANNUITY FUND C

STATEMENT OF ASSETS AND LIABILITIES

(Continued)

December 31, 2007

 Select

Blue Chip

International

Growth

Government

ASSETS

Investments at net asset value (Note 3):

First Investors Life Series Fund

$

64,362,252

$

44,007,784

$

2,724,077

$

10,943,245

LIABILITIES

Payable to First Investors

Life Insurance Company

54,193

36,653

2,235

9,044

NET ASSETS

$

64,308,059

$

43,971,131

$

2,721,842

$

10,934,201

Net assets represented by

Contracts in accumulation period

$

64,308,059

$

43,971,131

$

2,721,842

$

10,934,201

FIRST INVESTORS LIFE

VARIABLE ANNUITY FUND C

STATEMENT OF ASSETS AND LIABILITIES

(Continued)

December 31, 2007

 Target

Target

 Investment

Maturity

Maturity

     Grade

Value

    2010

    2015

ASSETS

Investments at net asset value (Note 3):

First Investors Life Series Fund

$

16,859,568

$

35,234,723

$

7,430,958

$6,708,772

LIABILITIES

Payable to First Investors

Life Insurance Company

13,953

29,649

5,859

5,432

NET ASSETS

$

16,845,615

$

35,205,074

$

7,425,099

$

6,703,340

Net assets represented by

Contracts in accumulation period

$

16,845,615

$

35,205,074

$

7,425,099

$

6,703,340

FIRST INVESTORS LIFE

VARIABLE ANNUITY FUND C

STATEMENT OF OPERATIONS

Year ended December 31, 2007

Cash

Growth &

Management

High Yield

   Income

Discovery

INVESTMENT INCOME

Income:
Dividends	$ 116,255	$ 1,417,118	$ 502,230	$ 83,142

Expenses:
Mortality and expense risks (Note 5)	27,445	180,027	963,315	477,172

NET INVESTMENT INCOME (LOSS)	88,810	1,237,091	(461,085)	(394,030)

REALIZED GAINS ON INVESTMENTS
Realized gain distributions	-	-	13,562,388	3,947,069

UNREALIZED APPRECIATION

(DEPRECIATION) ON INVESTMENTS

		(5,814,463)	42,967,421	9,375,435
End of year	-	(7,003,796)	31,173,191	8,453,329

Change in unrealized appreciation (depreciation) on investments	-	(1,189,333)	(11,794,230)	(922,106)

NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS	$ 88,810	$ 47,758	$ 1,307,073	$2,630,933

FIRST INVESTORS LIFE

VARIABLE ANNUITY FUND C

STATEMENT OF OPERATIONS

(Continued)

Year ended December 31, 2007

Select

Blue Chip

International

Growth

Government

INVESTMENT INCOME
Income:
Dividends	$770,671	$ 1,313,841	$ 20,069	$ 539,254
Expenses:
Mortality and expense risks (Note 5)	691,572	416,657	26,822	105,465
NET INVESTMENT INCOME (LOSS)	79,099	897,184	(6,753)	433,789

REALIZED GAINS ON INVESTMENTS
Realized gain distributions	-	5,343,313	-	-

UNREALIZED APPRECIATION

(DEPRECIATION) ON INVESTMENTS

Beginning of year	16,047,537	15,239,345	(654,021)	(253,652)
End of year	18,262,337	16,525,655	(383,454)	(120,967)
Change in unrealized appreciation
(depreciation) on investments	2,214,800	1,286,310	270,567	132,685

NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS	$ 2,293,899	$ 7,526,807	$ 263,814	$ 566,474

FIRST INVESTORS LIFE

VARIABLE ANNUITY FUND C

STATEMENT OF OPERATIONS

(Continued)

Year ended December 31, 2007

 Target

Target

Target

Investment

 Maturity

Maturity

Maturity

    Grade

Value

     2007

    2010

    2015

INVESTMENT INCOME

Income:

Dividends

$

891,333

$

609,564

$

1,456,586

$

341,043

$

217,551

Expenses:

Mortality and expense risks (Note 5)

163,128

384,538

117,731

61,678

55,825

NET INVESTMENT INCOME (LOSS)

728,205

225,026

1,338,855

279,365

161,726

REALIZED GAINS (LOSSES) ON INVESTMENTS
Realized gain distributions	-	-	52,187	-	-
Realized gain investments	-	-	713,196	-	-
Realized gains	-	-	765,383	-	-

UNREALIZED APPRECIATION

(DEPRECIATION) ON INVESTMENTS

Beginning of year

305,450

8,377,232

1,734,496

1,387,052

876,295

End of year

290,209

7,659,094

                 -

1,539,368

1,191,844

Change in unrealized appreciation

(depreciation) on investments

(15,241)

(718,138)

(1,734,496)

152,316

315,549

NET INCREASE (DECREASE) IN

NET ASSETS RESULTING FROM

OPERATIONS

$

712,964

$

(493,112)

$

369,742

$

431,681

$

477,275

FIRST INVESTORS LIFE

VARIABLE ANNUITY FUND C

STATEMENTS OF CHANGES IN NET ASSETS

Years ended December 31,

Cash

           Management

               High Yield

2007

2006

2007

2006

Increase (Decrease) in Net Assets

From Operations

Net investment income (loss)

$

88,810

$

94,798

 $

1,237,091

 $

1,453,188

Realized gain distributions

                -

                -

                -

                -

Change in unrealized appreciation

(depreciation) on investments

               -

              -

(1,189,333)

 121,082

Net increase (decrease) in net assets

resulting from operations

88,810

94,798

47,758

 1,574,270

From Contract Transactions

Net insurance premiums from

contract owners

469

9,071

345,413

118,416

Transfers between sub-accounts

6,425,620

1,344,520

63,639

(632)

Transfers for contract benefits

and terminations

(1,243,930)

(1,177,597)

(2,315,952)

(3,294,692)

Increase (decrease) in net assets

derived from contract transactions

5,182,159

175,994

(1,906,900)

(3,176,908)

Net increase (decrease) in net assets

5,270,969

270,792

(1,859,142)

(1,602,638)

Net Assets

Beginning of year

2,968,351

2,697,559

18,682,159

20,284,797

End of year

$

8,239,320

$

2,968,351

 $

16,823,017

 $

18,682,159

See notes to financial statements

FIRST INVESTORS LIFE

VARIABLE ANNUITY FUND C

STATEMENTS OF CHANGES IN NET ASSETS

(Continued)

Years ended December 31,

          Growth & Income

                Discovery

2007

2006

2007

2006

Increase (Decrease) in Net Assets

From Operations

Net investment income (loss)

$

(461,085)

$

(531,493)

 $

(394,030)

 $

(394,779)

Realized gain distributions

13,562,388

6,077,115

3,947,069

-

Change in unrealized appreciation

(depreciation) on investments

(11,794,230)

6,383,892

(922,106)

9,308,466

Net increase (decrease) in net assets

resulting from operations

1,307,073

11,929,514

2,630,933

8,913,687

From Contract Transactions

Net insurance premiums from

contract owners

792,253

598,273

291,853

270,238

Transfers between sub-accounts

(384,780)

(487,697)

(576,343)

(432,894)

Transfers for contract benefits

and terminations

(11,342,174)

(12,806,399)

(5,119,333)

(6,066,276)

Increase (decrease) in net assets

derived from contract transactions

(10,934,701)

(12,695,823)

(5,403,823)

(6,228,932)

Net increase (decrease) in net assets

(9,627,628)

(766,309)

(2,772,890)

2,684,755

Net Assets

Beginning of year

97,495,271

98,261,580

47,388,739

44,703,984

End of year

$

87,867,643

$

97,495,271

 $

44,615,849

 $

47,388,739

See notes to financial statements

FIRST INVESTORS LIFE

VARIABLE ANNUITY FUND C

STATEMENTS OF CHANGES IN NET ASSETS

(Continued)

Years ended December 31,

                Blue Chip

               International

2007

2006

2007

2006

Increase (Decrease) in Net Assets

From Operations

Net investment income (loss)

$

79,099

$

(30,256)

 $

897,184

 $

(104,378)

Realized gain distributions

-

-

5,343,313

1,082,903

Change in unrealized appreciation

       (depreciation) on investments

2,214,800

8,887,177

1,286,310

7,642,351

Net increase (decrease) in net assets

resulting from operations

2,293,899

8,856,921

7,526,807

8,620,876

From Contract Transactions

Net insurance premiums from

contract owners

531,209

356,937

508,134

223,085

Transfers between sub-accounts

(777,451)

(1,764,964)

962,943

511,692

Transfers for contract benefits

and terminations

(8,881,315)

(10,055,868)

(4,299,715)

(4,717,234)

Increase (decrease) in net assets

derived from contract transactions

(9,127,557)

(11,463,895)

(2,828,638)

(3,982,457)

Net increase (decrease) in net assets

(6,833,658)

(2,606,974)

4,698,169

4,638,419

Net Assets

Beginning of year

71,141,717

73,748,691

39,272,962

34,634,543

End of year

$

64,308,059

$

71,141,717

 $

43,971,131

 $

39,272,962

See notes to financial statements

FIRST INVESTORS LIFE

VARIABLE ANNUITY FUND C

STATEMENTS OF CHANGES IN NET ASSETS

(Continued)

Years ended December 31,

         Select Growth

            Government

2007

2006

2007

2006

Increase (Decrease) in Net Assets

From Operations

Net investment income (loss)

$

(6,753)

$

(11,849)

$

433,789

 $

459,862

Realized gain distributions

-

-

-

-

Change in unrealized appreciation

           (depreciation) on investments

270,567

242,894

132,685

(167,853)

Net increase (decrease) in net assets

resulting from operations

263,814

231,045

566,474

292,009

From Contract Transactions

Net insurance premiums from

contract owners

25,643

44,432

60,699

106,440

Transfers between sub-accounts

39,989

(145,769)

1,133,324

146,364

Transfers for contract benefits

and terminations

(362,017)

(459,344)

(1,493,368)

(1,333,411)

Increase (decrease) in net assets

derived from contract transactions

(296,385)

(560,681)

(299,345)

(1,080,607)

Net increase (decrease) in net assets

(32,571)

(329,636)

267,129

(788,598)

Net Assets

Beginning of year

2,754,413

3,084,049

10,667,072

11,455,670

End of year

$

2,721,842

$

2,754,413

$

10,934,201

 $

10,667,072

See notes to financial statements

FIRST INVESTORS LIFE

VARIABLE ANNUITY FUND C

STATEMENTS OF CHANGES IN NET ASSETS

(Continued)

Years ended December 31,

         Investment Grade

                   Value

2007

2006

2007

2006

Increase (Decrease) in Net Assets

From Operations

Net investment income (loss)

 $

728,205

 $

852,325

 $

225,026

 $

263,595

Realized gain distributions

                   -

                  -

                  -

             -

   Change in unrealized appreciation

          (depreciation) on investments

(15,241)

(381,903)

(718,138)

6,585,545

Net increase (decrease) in net assets

resulting from operations

712,964

470,422

(493,112)

6,849,140

From Contract Transactions

Net insurance premiums from

contract owners

81,516

89,896

195,409

267,177

Transfers between sub-accounts

1,559,156

215,178

776,681

757,855

Transfers for contract benefits

and terminations

(2,083,049)

(2,878,218)

(4,076,421)

(4,887,016)

Increase (decrease) in net assets

derived from contract transactions

(442,377)

(2,573,144)

(3,104,331)

(3,861,984)

Net increase (decrease) in net assets

270,587

(2,102,722)

(3,597,443)

2,987,156

Net Assets

Beginning of year

16,575,028

18,677,750

38,802,517

35,815,361

End of year

 $

16,845,615

 $

16,575,028

 $

35,205,074

 $

38,802,517

See notes to financial statements

FIRST INVESTORS LIFE

VARIABLE ANNUITY FUND C

STATEMENTS OF CHANGES IN NET ASSETS

(Continued)

Years ended December 31,

     Target Maturity 2007

    Target Maturity 2010

2007

2006

2007

2006

Increase (Decrease) in Net Assets

From Operations

Net investment income (loss)

$

1,338,855

$

748,702

$

279,365

$

314,149

Realized gain distributions

52,187

103,648

   -

65,426

Realized gain on investments

713,196

-

-

-

Change in unrealized appreciation

     (depreciation) on investments

(1,734,496)

(557,563)

152,316

(326,723)

Net increase (decrease) in net assets

resulting from operations

369,742

294,787

431,681

52,852

From Contract Transactions

Net insurance premiums from

contract owners

21,204

3,595

26,342

16,314

Transfers between sub-accounts

(11,676,498)

(268,860)

1,229,602

(4,904)

Transfers for contract benefits

and terminations

(1,715,136)

(2,100,202)

(655,182)

(1,307,116)

Increase (decrease) in net assets

derived from contract transactions

(13,370,430)

(2,365,467)

600,762

(1,295,706)

Net increase (decrease) in net assets

(13,000,688)

(2,070,680)

1,032,443

(1,242,854)

Net Assets

Beginning of year

13,000,688

15,071,368

6,392,656

7,635,510

End of year

$                 -

$  13,000,688

$

7,425,099

$

6,392,656

See notes to financial statements

FIRST INVESTORS LIFE

VARIABLE ANNUITY FUND C

STATEMENTS OF CHANGES IN NET ASSETS

(Continued)

Years ended December 31,

     Target Maturity 2015

2007

2006

Increase (Decrease) in Net Assets

From Operations

Net investment income (loss)

$

161,726

$

149,193

Realized gain distributions

-

-

Change in unrealized appreciation

(depreciation) on investments

315,549

(115,258)

Net increase (decrease) in net assets

resulting from operations

477,275

33,935

From Contract Transactions

Net insurance premiums from

contract owners

69,379

87,909

Transfers between sub-accounts

1,224,118

130,111

Transfers for contract benefits

and terminations

(429,640)

(234,227)

Increase (decrease) in net assets

derived from contract transactions

863,857

(16,207)

Net increase (decrease) in net assets

1,341,132

17,728

Net Assets

Beginning of year

5,362,208

5,344,480

End of year

$

6,703,340

$

5,362,208

See notes to financial statements

FIRST INVESTORS LIFE

VARIABLE ANNUITY FUND C

NOTES TO FINANCIAL STATEMENTS

December 31, 2007

NOTE 1 — ORGANIZATION

First Investors Life Variable Annuity Fund C (“Separate Account C”), a unit investment trust registered under the Investment Company Act of 1940 (the 1940 Act), is a segregated investment account established by First Investors Life Insurance Company (“FIL”) and exists in accordance with the regulations of the New York State Insurance Department.   Assets of Separate Account C have been used to purchase shares of First Investors Life Series Fund (the “Fund”), an open-end diversified management investment company registered under the 1940 Act.   The contract holder directs the deposits into the sub-accounts that comprise Separate Account C and bear the investment risk that the sub-accounts may not meet their stated investment objectives.   The sub-accounts inve st in the following underlying fund portfolios:  Cash Management, High Yield, Growth & Income, Discovery, Blue Chip, International, Select Growth, Government, Investment Grade, Value, Target Maturity 2010, and Target Maturity 2015. In 2007, Target Maturity 2007 ceased operations and remaining funds were transferred to the Cash Management Fund.

NOTE 2 — SIGNIFICANT ACCOUNTING PRACTICES

USE OF ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period.   Actual results could differ from those estimates.

INVESTMENTS

Shares of the Funds held by Separate Account C are valued at net asset value per share of such Funds, which value its investment securities at fair value.   All distributions received from the Funds are reinvested to purchase additional shares of the Funds at net asset value.

INVESTMENT INCOME

Investment income consists of dividends declared by the Funds and is recognized on the ex-dividend date.

FEDERAL INCOME TAXES

Separate Account C is not taxed separately because its operations are part of the total operations of FIL, which is taxed as a life insurance company under the Internal Revenue Code.   Separate Account C will not be taxed as a regulated investment company under Subchapter M of the Code.   Under existing Federal income tax law, no taxes are payable on the investment income or on the capital gains of Separate Account C.

FIRST INVESTORS LIFE

VARIABLE ANNUITY FUND C

NOTES TO FINANCIAL STATEMENTS

(Continued)

December 31, 2007

NEW ACCOUNTING PRONOUNCEMENT

In September 2006, the Financial Accounting Standards Board released the Statement of Financial Accounting Standard No. 157 (“FAS 157”), Fair Value Measurements.   FAS 157 clarifies the definition of fair value and establishes the framework for measuring fair value, as well as proper disclosure of this methodology in the financial statements.   It will be effective for FIL’s fiscal year beginning January 1, 2008.   FAS 157 is not expected to have a material impact on FIL’s financial position or results of operations.

NOTE 3 — INVESTMENTS

Investments consist of the following at December 31, 2007:

Net Asset

 Market

Shares

   Value

  Value

Cost

First Investors Life Series Fund

Cash Management

8,243,885

$   1.00

$

8,243,885

$

8,243,885

High Yield

2,212,553

7.61

16,837,031

23,840,827

Growth & Income

2,634,002

33.39

87,941,615

56,768,424

Discovery

1,449,895

30.80

44,653,278

36,199,949

Blue Chip

2,641,242

24.37

64,362,252

46,099,915

International

1,781,267

24.70

44,007,784

27,482,129

Select Growth

260,064

10.47

2,724,077

3,107,531

Government

1,086,180

10.07

10,943,245

11,064,212

Investment Grade

1,543,239

10.92

16,859,568

16,569,359

Value

2,109,871

16.70

35,234,723

27,575,629

Target Maturity 2010

527,514

14.09

7,430,958

5,891,590

Target Maturity 2015

448,931

14.94

6,708,772

5,516,928

The cost of purchases and proceeds from sale of investments for the year ended December 31, 2007 were as follows:

Purchases

Sales

Cash Management

$

6,542,344

$

1,269,302

High Yield

1,826,170

2,497,516

Growth & Income

14,856,871

12,697,424

Discovery

4,322,064

6,174,971

Blue Chip

1,301,880

10,355,327

International

8,128,231

4,712,322

Select Growth

85,701

388,914

Government

1,733,277

1,598,744

Investment Grade

2,532,005

2,246,181

Value

1,581,654

4,463,493

Target Maturity 2007

1,529,977

13,520,264

Target Maturity 2010

1,596,987

716,369

Target Maturity 2015

1,511,048

484,550

FIRST INVESTORS LIFE

VARIABLE ANNUITY FUND C

NOTES TO FINANCIAL STATEMENTS

(Continued)

December 31, 2007

NOTE 4 — CHANGES IN UNITS

The changes in units outstanding for the years ended December 31, 2007 and 2006 were as follows:

                      2007

                      2006

Net

Net

 Units

Units

Increase

 Units

Units

Increase

Issued

 Redeemed

(Decrease)

Issued

 Redeemed

(Decrease)

Cash Management

413,135

(88,106)

325,029

97,133

(85,789)

11,344

High Yield

22,124

(75,584)

(53,460)

19,363

(115,496)

(96,133)

Growth & Income

10,146

(205,344)

(195,198)

31,590

(288,991)

(257,401)

Discovery

5,170

(108,661)

(103,491)

14,902

(153,515)

(138,613)

Blue Chip

12,281

(250,387)

(238,106)

21,504

(358,651)

(337,147)

International

31,357

(101,923)

(70,566)

35,245

(161,343)

(126,098)

Select Growth

28,612

(60,230)

(31,618)

9,900

(74,911)

(65,011)

Government

54,188

(69,344)

(15,156)

25,978

(81,093)

(55,115)

Investment Grade

67,228

(87,881)

(20,653)

45,795

(167,439)

(121,644)

Value

39,643

(172,266)

(132,623)

72,836

(261,548)

(188,712)

Target Maturity 2007

973

(682,669)

(681,696)

2,447

(128,624)

(126,177)

Target Maturity 2010

78,358

(50,686)

27,672

7,676

(77,303)

(69,627)

Target Maturity 2015

78,506

(29,201)

49,305

28,455

(30,296)

(1,841)

NOTE 5 – MORTALITY AND EXPENSE RISKS AND DEDUCTIONS

In consideration for its assumption of the mortality and expense risks connected with the Variable Annuity Contracts, FIL deducts an amount equal on an annual basis to 1.00% of the daily net asset value of Separate Account C.   This deduction is assessed through a reduction of unit values.   An additional administrative charge of $7.50 may be deducted annually by FIL from the Accumulated Value of Deferred Annuity Contracts, which have an Accumulated Value of less than $1,500 due to partial surrenders and would be assessed through a redemption of units.   There was no deduction under this provision during 2007.

FIRST INVESTORS LIFE

VARIABLE ANNUITY FUND C

NOTES TO FINANCIAL STATEMENTS

(Continued)

December 31, 2007

NOTE 6 — FINANCIAL HIGHLIGHTS TABLE

                     Net Assets

Investment

 Unit

Income

Expense

 Total

Units

Value

(000s)

    Ratio1

 Ratio2

Return3,4

Cash Management

December 31,

2007

518,520

$15.893

$    8,239

3.92%

1.00%

3.59%

2006

193,491

$15.343

$    2,968

4.25%

1.00%

3.32%

2005

182,147

$14.850

$    2,698

2.40%

1.00%

1.43%

2004

241,013

$14.640

$    3,521

0.69%

1.00%

(0.30%)

2003

331,160

$14.685

$    4,856

0.57%

1.00%

(0.46%)

High Yield

December 31,

2007

482,188

$34.860

$  16,823

7.91%

1.00%

0.05%

2006

535,648

$34.842

$  18,682

8.60%

1.00%

8.67%

2005

631,781

$32.061

$  20,285

7.57%

1.00%

(0.59%)

2004

683,686

$32.251

$  22,080

7.36%

1.00%

8.85%

2003

733,777

$29.630

$  21,746

8.06%

1.00%

24.88%

Growth & Income

December 31,

2007

1,626,474

$53.986

$  87,868

0.52%

1.00%

0.97%

2006

1,821,672

$53.468

$  97,495

0.45%

1.00%

13.21%

2005

2,079,073

$47.228

$  98,262

0.76%

1.00%

6.13%

2004

2,306,272

$44.498

$102,685

0.52%

1.00%

9.67%

2003

2,578,414

$40.575

$104,667

0.48%

1.00%

27.89%

Discovery

December 31,

2007

856,791

$52.055

$  44,616

0.18%

1.00%

5.56%

2006

960,282

$49.314

$  47,389

0.15%

1.00%

21.29%

2005

1,098,895

$40.658

$  44,704

0.00%

1.00%

4.09%

2004

1,233,285

$39.060

$  48,183

0.00%

1.00%

11.66%

2003

1,406,523

$34.982

$  49,203

0.00%

1.00%

37.86%

Blue Chip

December 31,

2007

1,685,065

$38.125

$  64,308

1.12%

1.00%

3.17%

2006

1,923,171

$36.953

$  71,142

0.96%

1.00%

13.35%

2005

2,260,318

$32.601

$  73,749

1.03%

1.00%

3.30%

2004

2,612,132

$31.560

$  82,470

0.66%

1.00%

6.30%

2003

2,982,488

$29.688

$  88,558

0.70%

1.00%

24.94%

FIRST INVESTORS LIFE

VARIABLE ANNUITY FUND C

NOTES TO FINANCIAL STATEMENTS

(Continued)

December 31, 2007

                   Net Assets

Investment

 Unit

Income

Expense

 Total

Units

Value

(000s)

    Ratio1

 Ratio2

Return3,4

International

December 31,

2007

1,010,953

$43.425

$  43,971

3.14%

1.00%

19.79%

2006

1,081,519

$36.252

$  39,273

0.71%

1.00%

26.52%

2005

1,207,617

$28.654

$  34,635

1.32%

1.00%

8.13%

2004

1,353,503

$26.499

$  35,904

1.22%

1.00%

13.44%

2003

1,521,686

$23.361

$  35,578

1.02%

1.00%

31.20%

Select Growth

December 31,

2007

271,526

$10.016

$    2,722

0.75%

1.00%

10.31%

2006

303,144

$  9.080

$    2,754

0.58%

1.00%

8.38%

2005

368,155

$  8.378

$    3,084

1.23%

1.00%

4.50%

2004

428,050

$  8.018

$    3,432

0.57%

1.00%

4.81%

2003

509,519

$  7.650

$    3,895

0.13%

1.00%

26.45%

Government

December 31,

2007

514,817

$21.226

$  10,934

5.12%

1.00%

5.49%

2006

529,973

$20.121

$  10,667

5.20%

1.00%

2.77%

2005

585,088

$19.579

$  11,456

5.20%

1.00%

1.52%

2004

635,483

$19.287

$  12,247

5.85%

1.00%

2.59%

2003

767,494

$18.800

$  14,421

4.31%

1.00%

2.16%

Investment Grade

December 31,

2007

738,223

$22.803

$  16,846

5.47%

1.00%

4.47%

2006

758,876

$21.828

$  16,575

5.95%

1.00%

2.96%

2005

880,520

$21.201

$  18,678

5.86%

1.00%

0.30%

2004

938,242

$21.137

$  19,842

5.82%

1.00%

3.00%

2003

1,047,192

$20.521

$  21,500

5.47%

1.00%

7.52%

Value

December 31,

2007

1,577,728

$22.300

$  35,205

1.60%

1.00%

(1.65%)

2006

1,710,351

$22.673

$  38,803

1.71%

1.00%

20.22%

2005

1,899,063

$18.859

$  35,815

1.63%

1.00%

5.03%

2004

1,972,594

$17.956

$  35,434

1.78%

1.00%

15.23%

2003

2,109,425

$15.583

$  32,873

3.09%

1.00%

26.32%

FIRST INVESTORS LIFE

VARIABLE ANNUITY FUND C

NOTES TO FINANCIAL STATEMENTS

(Continued)

December 31, 2007

                   Net Assets

Investment

 Unit

Income

Expense

 Total

Units

Value

(000s)

    Ratio1

 Ratio2

Return3,4

Target Maturity 2007

December 31,

2007

-

$        -

$

-

13.24%

1.00%

3.06%

2006

681,696

$19.066

$

13,001

6.45%

1.00%

2.26%

2005

807,873

$18.644

$

15,071

5.93%

1.00%

(0.36%)

2004

897,638

$18.711

$

16,793

6.02%

1.00%

0.11%

2003

1,064,635

$18.689

$

19,897

5.33%

1.00%

0.89%

Target Maturity 2010

December 31,

2007

359,963

$20.568

$

7,425

5.50%

1.00%

7.27%

2006

332,291

$19.174

$

6,393

5.61%

1.00%

1.00%

2005

401,918

$18.984

$

7,636

4.89%

1.00%

0.45%

2004

463,250

$18.899

$

8,762

4.94%

1.00%

2.92%

2003

526,370

$18.362

$

9,671

4.24%

1.00%

1.82%

Target Maturity 2015

December 31,

2007

376,025

$17.776

$

6,703

3.87%

1.00%

8.61%

2006

326,720

$16.367

$

5,362

3.82%

1.00%

0.84%

2005

328,561

$16.231

$

5,344

3.49%

1.00%

3.36%

2004

333,578

$15.704

$

5,246

3.74%

1.00%

7.39%

2003

362,597

$14.623

$

5,303

2.62%

1.00%

2.21%

1

These amounts represent the dividends, excluding distributions of capital gains, received by the sub-account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets.   These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in unit values or redemption of units.   The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying fund in which the sub-account invests.

2

These amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for the periods indicated.   These ratios include only those expenses that result in a direct reduction to unit values.   Charges made directly to contract owner accounts through redemption of units and expenses of the underlying fund have been excluded.

3

These amounts represent the total return for the periods indicated, including changes in value of the underlying fund, and expenses assessed through the reduction of unit values.   These ratios do not include any expenses assessed through the redemption of units.

4

Target Maturity 2007 ceased operations on December 28, 2007.   Total return represents period January 1, 2007 to December 28, 2007.

TAIT, WELLER & BAKER LLP

CERTIFIED PUBLIC ACCOUNTANT

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors

First Investors Life Insurance Company

New York, New York

We have audited the accompanying statement of assets and liabilities of each of the individual sub-accounts disclosed in Note 1 which comprise First Investors Life Variable Annuity Fund D (a separate account of First Investors Life Insurance Company, registered as a unit investment trust under the Investment Company Act of 1940) (“Separate Account D”), as of December 31, 2007, and the related statement of operations for the year then ended and the statements of changes in net assets for the years ended December 31, 2007 and 2006 for each of the individual sub-accounts which comprise Separate Account D.   These financial statements are the responsibility of the Company's management.   Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards of the Public Company Accounting Oversight Board (United States).   Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement.   We were not engaged to perform an audit of Separate Account D’s internal control over financial reporting.   Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of Separate Account D’s internal control over financial reporting.   Accordingly, we express no such opinion.   An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financ ial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation.  Our procedures included confirmation of securities owned at December 31, 2007 by correspondence with Separate Account D’s custodian.   We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position each of the individual sub-accounts which comprise First Investors Life Variable Annuity Fund D as of December 31, 2007, and the results of their operations for the year then ended for each of the individual sub-accounts and the changes in their net assets for years ended December 31, 2007 and 2006, in conformity with accounting principles generally accepted in the United States of America.

/s/ TAIT, WELLER & BAKER LLP
TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania

March 7, 2008

FIRST INVESTORS LIFE

VARIABLE ANNUITY FUND D

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2007

Cash

Growth &

Management

High Yield

   Income

 Discovery

ASSETS

Investments at net asset value (Note 3):

First Investors Life Series Fund

$

5,132,252

$

12,964,781

 $

50,257,075

 $

21,358,295

LIABILITIES

Payable to First Investors

Life Insurance Company

4,798

15,135

59,179

24,944

NET ASSETS

$

5,127,454

$

12,949,646

 $

50,197,896

 $

21,333,351

Net assets represented by Contracts

in accumulation period

$

5,127,454

$

12,949,646

 $

50,197,896

 $

21,333,351

See notes to financial statements

FIRST INVESTORS LIFE

VARIABLE ANNUITY FUND D

STATEMENT OF ASSETS AND LIABILITIES

(Continued)

December 31, 2007

 Select

Blue Chip

International

Growth

Government

ASSETS

Investments at net asset value (Note 3):

First Investors Life Series Fund

$

27,437,098

$

22,257,314

$

2,863,764

$

6,513,765

LIABILITIES

Payable to First Investors

Life Insurance Company

32,378

25,678

3,282

7,559

NET ASSETS

$

27,404,720

$

22,231,636

$

2,860,482

$

6,506,206

Net assets represented by Contracts

in accumulation period

$

27,404,720

$

22,231,636

$

2,860,482

$

6,506,206

See notes to financial statements

FIRST INVESTORS LIFE

VARIABLE ANNUITY FUND D

STATEMENT OF ASSETS AND LIABILITIES

(Continued)

December 31, 2007

Target

Target

 Investment

Maturity

Maturity

     Grade

Value

    2010

    2015

ASSETS

Investments at net asset value (Note 3):

First Investors Life Series Fund

$

14,890,946

$

29,139,555

$

7,361,145

$

20,182,674

LIABILITIES

Payable to First Investors

Life Insurance Company

17,350

34,180

8,696

23,303

NET ASSETS

$

14,873,596

$

29,105,375

$

7,352,449

$

20,159,371

Net assets represented by

Contracts in accumulation period

$

14,873,596

$

29,105,375

$

7,352,449

$

20,159,371

See notes to financial statements

FIRST INVESTORS LIFE

VARIABLE ANNUITY FUND D

STATEMENT OF OPERATIONS

Year ended December 31, 2007

Cash

Growth &

Management

 High Yield

   Income

Discovery

INVESTMENT INCOME

Income:
Dividends	$ 122,918	$ 1,005,220	$ 276,301	$ 37,510

Expenses:
Mortality and expense risks (Note 5)	39,044	186,454	757,278	309,772
Administrative Charges (Note 5)	1,286	6,108	27,999	11,154
Total expenses	40,330	192,562	785,277	320,926

NET INVESTMENT INCOME (LOSS)	82,588	812,658	(508,976)	(283,416)

REALIZED GAIN ON INVESTMENTS
Realized gain distributions	-	-	7,461,366	1,780,744

UNREALIZED APPRECIATION
(DEPRECIATION) ON INVESTMENTS
Beginning of year	-	(1,363,376)	4,713,618	2,069,593
End of year	-	(2,235,408)	(1,885,732)	1,633,729
Change in unrealized appreciation
(depreciation) on investments	-	(872,032)	(6,599,350)	(435,864)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$ 82,588	$ (59,374)	$ 353,040	$ 1,061,464

See notes to financial statements

FIRST INVESTORS LIFE

VARIABLE ANNUITY FUND D

STATEMENT OF OPERATIONS

(Continued)

Year ended December 31, 2007

			Select
	Blue Chip	International	Growth	Government
INVESTMENT INCOME
Income:
Dividends	$ 331,136	$ 586,436	$ 20,050	$ 310,628

Expenses:
Mortality and expense risks (Note 5)	418,738	273,920	38,207	86,146
Administrative Charges (Note 5)	15,305	9,390	1,581	2,908
Total expenses	434,043	283,310	39,788	89,054

NET INVESTMENT INCOME (LOSS)	(102,907)	303,126	(19,738)	221,574

REALIZED GAIN ON INVESTMENTS
Realized gain distributions	-	-	2,385,000	-

UNREALIZED APPRECIATION
(DEPRECIATION) ON INVESTMENTS
Beginning of year	(6,239,877)	2,095,042	45,496	(148,130)
End of year	(5,264,158)	2,864,453	313,437	(63,060)
Change in unrealized appreciation
(depreciation) on investments	975,719	769,411	267,941	85,070

NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS	$ 872,812	$ 3,457,537	$ 248,203	$ 306,644

See notes to financial statements

FIRST INVESTORS LIFE

VARIABLE ANNUITY FUND D

STATEMENT OF OPERATIONS

(Continued)

Year ended December 31, 2007

			Target	Target	Target
	Investment		Maturity	Maturity	Maturity
	Grade	Value	2007	2010	2015
INVESTMENT INCOME
Income:
Dividends	$ 761,604	$ 477,845	$ 507,136	$ 417,896	$ 752,840

Expenses:
Mortality and expense risks (Note 5)	199,590	432,502	53,902	104,371	263,721
Administrative Charges (Note 5)	6,573	14,235	2,034	3,029	8,558
Total expenses	206,163	446,737	55,936	107,400	272,279

NET INVESTMENT INCOME (LOSS)	555,441	31,108	451,200	310,496	480,561

REALIZED GAINS (LOSSES) ON
INVESTMENTS
Realized gain distributions	-	-	17,040	-	-
Realized loss on investments	-	-	(717,856)	-	-

Realized losses	-	-	(700,816)	-	-

UNREALIZED APPRECIATION
(DEPRECIATION) ON INVESTMENTS
Beginning of year	(339,285)	3,438,414	(351,575)	290,256	1,028,121
End of year	(330,936)	2,790,916	-	459,358	2,046,701
Change in unrealized appreciation
(depreciation) on investments	8,349	(647,498)	351,575	169,102	1,018,580

NET INCREASE (DECREASE) IN
NET ASSETS RESULTING FROM
OPERATIONS	$ 563,790	$ (616,390)	$ 101,959	$ 479,598	$1,499,141

See notes to financial statements

FIRST INVESTORS LIFE

VARIABLE ANNUITY FUND D

STATEMENTS OF CHANGES IN NET ASSETS

Years ended December 31, 2007 and 2006

 Cash

           Management

               High Yield

2007

2006

2007

2006

Increase (Decrease) in Net Assets

From Operations

Net investment income (loss)

$

82,588

$

63,691

$

812,658

 $

904,065

Realized gain distributions

                  -

                -

                  -

                    -

Change in unrealized appreciation

(depreciation) on investments

                 -

                  -

(872,032)

111,134

Net increase (decrease) in net assets

resulting from operations

82,588

63,691

(59,374)

1,015,199

From Contract Transactions

Net insurance premiums from

contract owners

432,531

54,416

1,134,585

989,939

Transfers between sub-accounts

3,757,989

722,808

(2,922)

(243,166)

Transfers for contract benefits

and terminations

(1,274,578)

(813,910)

(1,260,562)

(1,944,592)

Increase (decrease) in net assets

derived from contract transactions

2,915,942

(36,686)

(128,899)

(1,197,819)

Net increase (decrease) in net assets

2,998,530

27,005

(188,273)

(182,620)

Net Assets

Beginning of year

2,128,924

2,101,919

13,137,919

13,320,539

End of year

$

5,127,454

$

2,128,924

$

12,949,646

 $

13,137,919

See notes to financial statements

FIRST INVESTORS LIFE

VARIABLE ANNUITY FUND D

STATEMENTS OF CHANGES IN NET ASSETS

(Continued)

Years ended December 31, 2007 and 2006

         Growth & Income

                  Discovery

2007

2006

2007

2006

Increase (Decrease) in Net Assets

From Operations

Net investment income (loss)

 $

(508,976)

 $

(518,114)

 $

(283,416)

 $

(261,369)

Realized gain distributions

7,461,366

3,165,484

1,780,744

-

Change in unrealized appreciation

(depreciation) on investments

(6,599,350)

3,478,519

(435,864)

3,950,156

Net increase (decrease) in net assets

resulting from operations

353,040

6,125,889

1,061,464

3,688,787

From Contract Transactions

Net insurance premiums from

contract owners

3,412,204

4,098,531

1,694,919

1,620,477

Transfers between sub-accounts

(885,550)

(239,631)

(621,175)

(83,736)

Transfers for contract benefits

and terminations

(5,982,539)

(6,978,255)

(2,048,277)

(2,283,170)

Increase (decrease) in net assets

derived from contract transactions

(3,455,885)

(3,119,355)

(974,533)

(746,429)

Net increase (decrease) in net assets

(3,102,845)

3,006,534

86,931

2,942,358

Net Assets

Beginning of year

53,300,741

50,294,207

21,246,420

18,304,062

End of year

 $

50,197,896

 $

53,300,741

 $

21,333,351

 $

21,246,420

See notes to financial statements

FIRST INVESTORS LIFE

VARIABLE ANNUITY FUND D

STATEMENTS OF CHANGES IN NET ASSETS

(Continued)

Years ended December 31, 2007 and 2006

                 Blue Chip

            International

2007

2006

2007

2006

Increase (Decrease) in Net Assets

From Operations

Net investment income (loss)

 $

(102,907)

 $

(151,281)

$

303,126

 $

(114,971)

Realized gain distributions

-

-

2,385,000

422,972

Change in unrealized appreciation

(depreciation) on investments

975,719

3,770,549

769,411

3,136,848

Net increase (decrease) in net assets

resulting from operations

872,812

3,619,268

3,457,537

3,444,849

From Contract Transactions

Net insurance premiums from

contract owners

1,001,411

1,131,410

2,318,453

1,667,899

Transfers between sub-accounts

(564,274)

(778,839)

1,355,723

829,474

Transfers for contract benefits

and terminations

(4,512,835)

(3,855,095)

(2,094,152)

(1,852,439)

Increase (decrease) in net assets

derived from contract transactions

(4,075,698)

(3,502,524)

1,580,024

644,934

Net increase (decrease) in net assets

(3,202,886)

116,744

5,037,561

4,089,783

Net Assets

Beginning of year

30,607,606

30,490,862

17,194,075

13,104,292

End of year

 $

27,404,720

 $

30,607,606

$

22,231,636

 $

17,194,075

See notes to financial statements

FIRST INVESTORS LIFE

VARIABLE ANNUITY FUND D

STATEMENTS OF CHANGES IN NET ASSETS

(Continued)

Years ended December 31, 2007 and 2006

         Select Growth

           Government

2007

2006

2007

2006

Increase (Decrease) in Net Assets

From Operations

Net investment income (loss)

$

(19,738)

$

(24,139)

$

221,574

$

214,263

Realized gain distributions

-

-

-

-

Change in unrealized appreciation

(depreciation) on investments

267,941

227,587

85,070

(86,469)

Net increase (decrease) in net assets

resulting from operations

248,203

203,448

306,644

127,794

From Contract Transactions

Net insurance premiums from

contract owners

203,791

130,877

676,916

696,194

Transfers between sub-accounts

(11,261)

(134,587)

456,590

173,073

Transfers for contract benefits

and terminations

(303,512)

(230,599)

(941,231)

(1,016,204)

Increase (decrease) in net assets

derived from contract transactions

(110,982)

(234,309)

192,275

(146,937)

Net increase (decrease) in net assets

137,221

(30,861)

498,919

(19,143)

Net Assets

Beginning of year

2,723,261

2,754,122

6,007,287

6,026,430

End of year

$

2,860,482

$

2,723,261

$

6,506,206

$

6,007,287

See notes to financial statements

FIRST INVESTORS LIFE

VARIABLE ANNUITY FUND D

STATEMENTS OF CHANGES IN NET ASSETS

(Continued)

Years ended December 31, 2007 and 2006

          Investment Grade

                   Value

2007

2006

2007

2006

Increase (Decrease) in Net Assets

From Operations

Net investment income (loss)

 $

555,441

$

551,979

 $

31,108

 $

49,662

Realized gain distributions

-

-

-

-

Change in unrealized appreciation

(depreciation) on investments

8,349

(226,417)

(647,498)

4,849,091

Net increase (decrease) in net assets

resulting from operations

563,790

325,562

(616,390)

4,898,753

From Contract Transactions

Net insurance premiums from

contract owners

1,587,590

1,068,678

2,542,210

2,527,624

Transfers between sub-accounts

441,474

58,257

54,067

646,639

Transfers for contract benefits

and terminations

(1,437,538)

(1,221,572)

(2,908,542)

(2,576,409)

Increase (decrease) in net assets

derived from contract transactions

591,526

(94,637)

(312,265)

597,854

Net increase (decrease) in net assets

1,155,316

230,925

(928,655)

5,496,607

Net Assets

Beginning of year

13,718,280

13,487,355

30,034,030

24,537,423

End of year

 $

14,873,596

$

13,718,280

 $

29,105,375

 $

30,034,030

See notes to financial statements

FIRST INVESTORS LIFE

VARIABLE ANNUITY FUND D

STATEMENTS OF CHANGES IN NET ASSETS

(Continued)

Years ended December 31, 2007 and 2006

     Target Maturity 2007

    Target Maturity 2010

2007

2006

2007

2006

Increase (Decrease) in Net Assets

From Operations

Net investment income (loss)

$

451,200

$

246,189

$

310,496

$

297,626

Realized gain distributions

17,040

37,019

-

70,396

Realized loss on investments

(717,856)

-

-

-

Change in unrealized appreciation

(depreciation) on investments

351,575

(202,435)

169,102

(336,535)

Net increase (decrease) in net assets

resulting from operations

101,959

80,773

479,598

31,487

From Contract Transactions

Net insurance premiums from

contract owners

1,834

36,010

65,155

276,998

Transfers between sub-accounts

(3,956,157)

(314,612)

(6,345)

(355,519)

Transfers for contract benefits

and terminations

(534,956)

(909,358)

(883,099)

(636,584)

Increase (decrease) in net assets

derived from contract transactions

(4,489,279)

(1,187,960)

(824,289)

(715,105)

Net increase (decrease) in net assets

(4,387,320)

(1,107,187)

(344,691)

(683,618)

Net Assets

Beginning of year

4,387,320

5,494,507

7,697,140

8,380,758

End of year

$                -

$

4,387,320

$

7,352,449

$

7,697,140

See notes to financial statements

FIRST INVESTORS LIFE

VARIABLE ANNUITY FUND D

STATEMENTS OF CHANGES IN NET ASSETS

(Continued)

Years ended December 31, 2007 and 2006

     Target Maturity 2015

2007

2006

Increase (Decrease) in Net Assets

From Operations

Net investment income (loss)

$

480,561

 $

358,797

Realized gain distributions

-

-

Change in unrealized appreciation

(depreciation) on investments

1,018,580

(277,073)

Net increase (decrease) in net assets

resulting from operations

1,499,141

81,724

From Contract Transactions

Net insurance premiums from

contract owners

1,661,961

2,879,655

Transfers between sub-accounts

(18,159)

(280,161)

Transfers for contract benefits

and terminations

(1,265,028)

(781,237)

Increase (decrease) in net assets

derived from contract transactions

378,774

1,818,257

Net increase (decrease) in net assets

1,877,915

1,899,981

Net Assets

Beginning of year

18,281,456

16,381,475

End of year

$

20,159,371

 $

18,281,456

See notes to financial statements

FIRST INVESTORS LIFE

VARIABLE ANNUITY FUND D

NOTES TO FINANCIAL STATEMENTS

December 31, 2007

NOTE 1 — ORGANIZATION

First Investors Life Variable Annuity Fund D (“Separate Account D”), a unit investment trust registered under the Investment Company Act of 1940 (the 1940 Act), is a segregated investment account established by First Investors Life Insurance Company (“FIL”) and exists in accordance with the regulations of the New York State Insurance Department.   Assets of Separate Account D have been used to purchase shares of First Investors Life Series Fund (the Fund), an open-end diversified management investment company registered under the 1940 Act.   The contract holder directs the deposits into the sub-accounts that comprise Separate Account D and bear the investment risk that the sub-accounts may not meet their stated investment objectives.   The sub-accounts invest in the following underlying mutual fund portfolios:  Cash Management, High Yield, Growth & Income, Discovery, Blue Chip, International, Select Growth, Government, Investment Grade, Value, Target Maturity 2010, and Target Maturity 2015. In 2007, Target Maturity 2007 ceased operations and remaining funds were transferred to the Cash Management Fund.

NOTE 2 — SIGNIFICANT ACCOUNTING PRACTICES

USE OF ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period.   Actual results could differ from those estimates.

INVESTMENTS

Shares of the Funds held by Separate Account D are valued at net asset value per share of such Funds, which value its investment securities at fair value.   All distributions received from the Funds are reinvested to purchase additional shares of the Funds at net asset value.

INVESTMENT INCOME

Investment income consists of dividends declared by the Funds and is recognized on the ex-dividend date.

FEDERAL INCOME TAXES

Separate Account D is not taxed separately because its operations are part of the total operations of FIL, which is taxed as a life insurance company under the Internal Revenue Code.   Separate Account D will not be taxed as a regulated investment company under Subchapter M of the Code.   Under existing Federal income tax law, no taxes are payable on the investment income or on the capital gains of Separate Account D.

FIRST INVESTORS LIFE

VARIABLE ANNUITY FUND D

NOTES TO FINANCIAL STATEMENTS

(Continued)

December 31, 2007

NEW ACCOUNTING PRONOUNCEMENT

In September 2006, the Financial Accounting Standards Board released the Statement of Financial Accounting Standard No. 157 (“FAS 157”), Fair Value Measurements.   FAS 157 clarifies the definition of fair value and establishes the framework for measuring fair value, as well as proper disclosure of this methodology in the financial statements.   It will be effective for FIL’s fiscal year beginning January 1, 2008.   FAS 157 is not expected to have a material impact on FIL’s financial position or results of operations.

NOTE 3 — INVESTMENTS

Investments consist of the following:

Net Asset

Market

Shares

   Value

  Value

Cost

First Investors Life Series Fund

Cash Management

5,132,252

$  1.00

 $

5,132,252

 $

5,132,252

High Yield

1,703,704

7.61

12,964,781

15,200,189

Growth & Income

1,505,285

33.39

50,257,075

52,142,807

Discovery

693,505

30.80

21,358,295

19,724,566

Blue Chip

1,125,940

24.37

27,437,098

32,701,256

International

900,980

24.70

22,257,314

19,392,861

Select Growth

273,400

10.47

2,863,764

2,550,327

Government

646,528

10.07

6,513,765

6,576,825

Investment Grade

1,363,043

10.92

14,890,946

15,221,882

Value

1,744,890

16.70

29,139,555

26,348,639

Target Maturity 2010

522,558

14.09

7,361,145

6,901,787

Target Maturity 2015

1,350,564

14.94

20,182,674

18,135,973

The cost of purchases and proceeds from sale of investments for the year ended December 31, 2007 were as follows:

Purchases

Sales

Cash Management

$

4,313,438

$

1,312,638

High Yield

2,139,805

1,456,127

Growth & Income

11,149,871

7,656,050

Discovery

3,513,173

2,990,100

Blue Chip

1,332,547

5,514,341

International

6,645,612

2,371,570

Select Growth

223,841

354,455

Government

1,444,134

1,029,701

Investment Grade

2,790,668

1,642,416

Value

3,074,122

3,355,816

Target Maturity 2007

526,010

4,552,236

Target Maturity 2010

483,051

997,185

Target Maturity 2015

2,414,801

1,553,617

FIRST INVESTORS LIFE

VARIABLE ANNUITY FUND D

NOTES TO FINANCIAL STATEMENTS

(Continued)

December 31, 2007

NOTE 4 — CHANGES IN UNITS

The changes in units outstanding for the years ended December 31, 2007 and 2006 were as follows:

2007	2006

Net

Net

Units

Units

Increase

Units

Units

Increase

 Issued

 Redeemed

(Decrease)

 Issued

 Redeemed

(Decrease)

Cash Management

383,841

(144,097)

239,744

177,479

(179,963)

(2,484)

High Yield

85,966

(96,886)

(10,920)

100,266

(190,504)

(90,238)

Growth & Income

96,148

(290,781)

(194,633)

277,127

(472,350)

(195,223)

Discovery

84,798

(153,862)

(69,064)

147,873

(210,631)

(62,758)

Blue Chip

56,800

(380,568)

(323,768)

195,491

(507,033)

(311,542)

International

170,426

(83,836)

86,590

179,535

(138,193)

41,342

Select Growth

24,361

(37,939)

(13,578)

20,254

(48,559)

(28,305)

Government

78,303

(66,622)

11,681

82,358

(93,360)

(11,002)

Investment Grade

137,279

(98,163)

39,116

106,804

(114,146)

(7,342)

Value

123,701

(144,275)

(20,574)

218,147

(177,905)

40,242

Target Maturity 2007

301

(291,095)

(290,794)

3,500

(83,023)

(79,523)

Target Maturity 2010

22,230

(72,809)

(50,579)

27,203

(72,961)

(45,758)

Target Maturity 2015

123,817

(103,156)

20,661

217,383

(106,900)

110,483

NOTE 5 – MORTALITY AND EXPENSE RISKS AND DEDUCTIONS

In consideration for its assumption of the mortality and expense risks connected with the Variable Annuity Contracts, FIL deducts an amount equal on an annual basis to 1.25% of the daily net asset value of Separate Account D.   An additional administrative charge equal on an annual basis to 0.15% of the daily net asset value is deducted.   These deductions are assessed through a reduction of unit values.

An annual contract maintenance charge of $30 is deducted from the accumulated value of the contract on the last business day of the contract year or on the date of surrender of the contract, if earlier and is assessed through the redemption of units.

The Variable Annuity Contracts are sold without an initial sales charge, but at the time of a full or partial surrender of the Contract, they may be subject to a contingent deferred sales charge (“CDSC”) of 0% to 7% of the value of the Accumulation Units surrendered.

FIRST INVESTORS LIFE

VARIABLE ANNUITY FUND D

NOTES TO FINANCIAL STATEMENTS

(Continued)

December 31, 2007

NOTE 6 — FINANCIAL HIGHLIGHTS TABLE

                   Net Assets

                      Unit

Investment

                      Fair

Income

Expense

Total

Units

Value

(000s)

    Ratio1

 Ratio2

Return3,4

Cash Management

December 31,

2007

419,697

$12.231

$  5,127

4.22%

1.40%

3.17%

2006

179,953

$11.855

$  2,129

4.29%

1.40%

2.91%

2005

182,437

$11.520

$  2,102

2.41%

1.40%

1.02%

2004

212,275

$11.404

$  2,420

0.70%

1.40%

(0.70%)

2003

273,465

$11.484

$  3,140

0.56%

1.40%

(0.86%)

High Yield

December 31,

2007

923,745

$14.004

$12,950

7.55%

1.40%

(0.35%)

2006

934,665

$14.053

$13,138

8.43%

1.40%

8.24%

2005

1,024,903

$12.983

$13,321

6.84%

1.40%

(0.99%)

2004

910,874

$13.112

$11,955

6.59%

1.40%

  8.41%

2003

732,046

$12.095

$  8,853

6.87%

1.40%

24.38%

Growth & Income

December 31,

2007

2,877,684

$17.445

$50,198

0.51%

1.40%

0.57%

2006

3,072,317

$17.347

$53,301

0.44%

1.40%

12.76%

2005

3,267,540

$15.384

$50,294

0.72%

1.40%

  5.71%

2004

3,133,081

$14.553

$45,616

0.48%

1.40%

  9.23%

2003

2,874,052

$13.323

$38,307

0.45%

1.40%

27.38%

Discovery

December 31,

2007

1,470,235

$14.511

$21,333

0.17%

1.40%

5.14%

2006

1,539,299

$13.802

$21,246

0.14%

1.40%

20.81%

2005

1,602,057

$11.425

$18,304

0.00%

1.40%

3.67%

2004

1,559,704

$11.020

$17,184

0.00%

1.40%

11.21%

2003

1,434,439

$  9.909

$14,209

0.00%

1.40%

37.31%

Blue Chip

December 31,

2007

2,185,320

$12.536

$27,405

1.12%

1.40%

2.76%

2006

2,509,088

$12.199

$30,608

0.96%

1.40%

12.90%

2005

2,820,630

$10.806

$30,491

1.01%

1.40%

  2.89%

2004

3,058,715

$10.503

$32,129

0.63%

1.40%

  5.88%

2003

3,059,107

$  9.920

$30,343

0.66%

1.40%

24.44%

FIRST INVESTORS LIFE

VARIABLE ANNUITY FUND D

NOTES TO FINANCIAL STATEMENTS

(Continued)

December 31, 2007

                    Net Assets

                      Unit

Investment

                      Fair

Income

Expense

Total

Units

Value

(000s)

    Ratio1

 Ratio2

Return3,4

International

December 31,

2007

1,123,247

$19.787

$22,232

2.97%

1.40%

19.31%

2006

1,036,657

$16.585

$17,194

0.68%

1.40%

26.01%

2005

995,315

$13.162

$13,104

1.23%

1.40%

7.70%

2004

945,201

$12.221

$11,557

1.13%

1.40%

12.98%

2003

916,579

$10.817

$  9,919

1.01%

1.40%

30.68%

Select Growth

December 31,

2007

294,571

$ 9.705

$   2,860

0.74%

1.40%

9.87%

2006

308,149

$ 8.834

$   2,723

0.58%

1.40%

7.95%

2005

336,454

$ 8.184

$   2,754

1.17%

1.40%

4.08%

2004

366,979

$ 7.863

$   2,887

0.49%

1.40%

4.39%

2003

304,360

$ 7.532

$   2,292

0.12%

1.40%

25.95%

Government

December 31,

2007

423,999

$15.305

$  6,506

5.04%

1.40%

5.07%

2006

412,318

$14.566

$  6,007

5.20%

1.40%

2.36%

2005

423,320

$14.231

$  6,026

5.12%

1.40%

  1.11%

2004

446,617

$14.074

$  6,285

5.54%

1.40%

  2.18%

2003

489,077

$13.774

$  6,737

4.13%

1.40%

  1.75%

Investment Grade

December 31,

2007

971,615

$15.301

$14,874

5.33%

1.40%

4.05%

2006

932,499

$14.705

$13,718

5.58%

1.40%

2.55%

2005

939,841

$14.340

$13,487

5.44%

1.40%

(0.10%)

2004

851,488

$14.354

$12,232

5.34%

1.40%

2.59%

2003

759,688

$13.992

$10,637

4.98%

1.40%

7.09%

Value

December 31,

2007

1,837,259

$15.836

$29,105

1.55%

1.40%

(2.04%)

2006

1,857,833

$16.165

$30,034

1.62%

1.40%

19.74%

2005

1,817,591

$13.500

$24,537

1.44%

1.40%

4.61%

2004

1,440,859

$12.905

$18,602

1.59%

1.40%

14.77%

2003

1,149,990

$11.245

$12,932

3.00%

1.40%

25.81%

FIRST INVESTORS LIFE

VARIABLE ANNUITY FUND D

NOTES TO FINANCIAL STATEMENTS

(Continued)

December 31, 2007

                    Net Assets

Unit

Investment

Fair

Income

Expense

Total

Units

Value

(000s)

    Ratio1

 Ratio2

Return3,4

Target Maturity 2007

December 31,

2007

-

$        -

$        -

14.33%

1.40%

2.65%

2006

290,794

$15.090

$  4,387

6.57%

1.40%

1.86%

2005

370,317

$14.815

$  5,495

6.04%

1.40%

(0.75%)

2004

438,212

$14.927

$  6,545

5.94%

1.40%

(0.29%)

2003

533,984

$14.970

$  8,005

5.16%

1.40%

0.48%

Target Maturity 2010

December 31,

2007

427,675

$17.195

$  7,352

5.63%

1.40%

6.84%

2006

478,254

$16.094

$  7,697

5.21%

1.40%

0.60%

2005

524,012

$15.998

$  8,381

4.53%

1.40%

0.05%

2004

494,964

$15.990

$  7,911

4.39%

1.40%

2.51%

2003

443,400

$15.599

$  6,912

4.48%

1.40%

1.41%

Target Maturity 2015

December 31,

2007

1,114,713

$18.084

$20,159

3.99%

1.40%

8.17%

2006

1,094,052

$16.718

$18,281

3.53%

1.40%

0.43%

2005

983,569

$16.645

$16,381

2.98%

1.40%

2.94%

2004

706,357

$16.169

$11,425

2.95%

1.40%

6.96%

2003

461,195

$15.117

$  6,974

2.65%

1.40%

1.81%

1

These amounts represent the dividends, excluding distributions of capital gains, received by the sub-account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets.   These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in unit values or redemption of units.   The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying fund in which the sub-account invests.

2

These amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for the period indicated.    These ratios include only those expenses that result in a direct reduction to unit values.   Charges made directly to contract owner accounts through redemption of units and expenses of the underlying fund have been excluded.

3

These amounts represent the total return for the periods indicated, including changes in value of the underlying fund, and expenses assessed through the reduction of unit values.   These ratios do not include any expenses assessed through the redemption of units.

4

Target Maturity 2007 ceased operations on December 28, 2007.   Total return represents period January 1, 2007 to December 28, 2007

FIRST INVESTORS LIFE VARIABLE ANNUITY FUND D

PART C:  OTHER INFORMATION

Item 24.

Financial Statement and Exhibits

(a)

Financial Statements:

The financial statements for the period ending December 31, 2007 for First Investors Life Insurance Company and First Investors Life Variable Annuity Fund D are included in Part B of this Registration Statement.

(b)

Exhibits:

1.

Resolution of the Board of Directors of First Investors Life Insurance Company establishing Separate Account D. /1/

2.

Not applicable.

3.

Distribution Contracts:

(a)

Underwriting Agreement between First Investors Life Insurance Company and First Investors Corporation. /1/

(b)

Specimen Variable Annuity Dealer Agreement between First Investors Corporation and dealers. /1/

4.

Variable Annuity Contracts:

(a)

Specimen Individual Variable Annuity Contract issued by First Investors Life Insurance Company for participation in Separate Account D. /2/

(b)

Specimen Individual Variable Annuity Contract issued by First Investors Life Insurance Company providing for full refund of premium payment and extension of ten-day revocation period if Contract replaces another annuity contract. /2/

(c)

Specimen Individual Variable Annuity Contract issued by First Investors Life Insurance Company providing for full refund of premium payment and containing an endorsement pertaining to minimum rate of return following death of Annuitant. /2/

(d)

Specimen Individual Variable Annuity Contract issued by First Investors Life Insurance Company providing for a full refund of premium payment upon request for cancellation of Contract prior to delivery of Contract. /2/

(e)

Specimen Individual Variable Annuity Endorsement by First Investors Life Insurance Company regarding minimum initial purchase payments and death benefit. /4/

5.

Form of application used with Individual Variable Annuity Contracts provided in response to (4) above. /1/

6.

a.

(1)  Declaration of Intention and Charter of First

Investors Life
          Insurance Company.  /1/

(2)  Certificate of Amendment.  /1/

(3)  Certificate of Amendment.  /1/

(4)  Certificate of Amendment.  /1/

(5)  Certificate of Amendment.  /1/

b.

By-laws of First Investors Life Insurance Company. /1/

7.

Not applicable.

8.

Not applicable.

9.

Opinion of and consent of Tammie Lee, Esq., special counsel to First Investors Life Insurance Company.  /2/

10.

a.   Consent of Independent Public Accountants.  /5/

b.

Powers of Attorney for Ms. Head and Messrs. Gaebler, Baris, Hodes, Dallas, Ream and Schaenen. /1/

c.

Power of Attorney for Mr. Wagner. /3/

d.

Powers of Attorney for Messrs. Fauci and Flanagan. /6/

11.

Not applicable.

12.

Not applicable.

13.

Not applicable.

__________________

/1/

Incorporated herein by reference to the Initial Registration Statement filed on May 1, 1997.

/2/

Incorporated herein by reference to Pre-Effective Amendment No. 1 to this Registration Statement filed on July 8, 1997.

/3/

Incorporated herein by reference to Post-Effective Amendment No. 7 to this Registration Statement filed on April 10, 2002.

/4/

Incorporated herein by reference to Post-Effective Amendment No. 9 to this Registration Statement filed on February 27, 2004.

/5/

Filed herewith.

/6/

Incorporated herein by reference to the Initial Registration Statement on Form N-6 (333-149362) filed on February 22, 2008 by First Investors Life Insurance Company on behalf of First Investors Life Level Premium Variable Life Insurance (Separate Account B).

Item 25.

Directors and Officers of the Depositor

The following are the Directors and Officers of First Investors Life Insurance Company (unless otherwise noted, an individual’s business address is 110 Wall Street, New York, New York 10005):

Name and Principal

Position and Office with

Business Address

First Investors Life Insurance Company

Jay G. Baris

Director

Carol Lerner Brown

Secretary

Glenn T. Dallas

Director

William H. Drinkwater

Senior Vice President, Chief Actuary and Director

Lawrence M. Falcon

Senior Vice President and Comptroller

Raritan Plaza 1

Edison, NJ 08837

Lawrence A. Fauci

Director

Robert M. Flanagan

Vice President and Director

Richard H. Gaebler

Director

Kathryn S. Head

Chairman and Director

Raritan Plaza 1

Edison, NJ 08837

Jason Helbraun

Assistant Vice President

Scott Hodes

Director

William M. Lipkus

Vice President, Chief Financial
Raritan Plaza 1

Officer and Director

Edison, NJ 08837

Glen Mueller

Vice President and Chief Underwriter

Raritan Plaza 1

Edison, NJ 08837

Jackson Ream

Director

Nelson Schaenen Jr.

Director

David Schimmel

Assistant Vice President

Raritan Plaza 1

Edison, NJ 08837

John Shey

Assistant Vice President

Carol E. Springsteen

President and Director

Clark D. Wagner

Director

Item 26.

Persons Controlled by or Under Common Control with the Depositor or Registrant

Registrant is a Separate Account of First Investors Life Insurance Company, the Depositor, and, as such, might be deemed to be controlled by First Investors Life Insurance Company.  Set forth below are all persons controlled by or under common control with First Investors Life Insurance Company:

Route 33 Realty Corporation (New Jersey).  Ownership: 100% by First Investors Life Insurance Company; Principal Business: Real Estate; Subsidiary of First Investors Life Insurance Company.

First Investors Consolidated Corporation (FICC) (Delaware). Ownership: Glenn O. Head is the controlling person of the voting stock; Principal Business: Holding Company; Parent of First Investors Life Insurance Company.

Administrative Data Management Corp. (New York).  Ownership: 100% owned by FICC; Principal Business: Transfer Agent; Affiliate of First Investors Life Insurance Company.

First Investors Asset Management Company, Inc. (Delaware).  Ownership: 100% owned by FICC; Principal Business:  Investment Advisor; Affiliate of First Investors Life Insurance Company.

First Investors Corporation (New York).  Ownership:  100% owned by FICC; Principal Business: Broker-Dealer; Affiliate of First Investors Life Insurance Company.

First Investors Leverage Corporation (New York).  Ownership: 100% owned by FICC; Principal Business: Inactive; Affiliate of First Investors Life Insurance Company.

First Investors Management Company, Inc. (New York).  Ownership: 100% of voting common stock owned by FICC; Principal Business: Investment Advisor; Affiliate of First Investors Life Insurance Company.

First Investors Realty Company, Inc. (New Jersey).  Ownership: 100% owned by FICC; Principal Business: Inactive; Affiliate of First Investors Life Insurance Company.

First Investors Resources, Inc. (Delaware).  Ownership: 100% owned by FICC; Principal Business: Inactive; Affiliate of First Investors Life Insurance Company.

First Investors Federal Savings Bank (FIFSB) (New Jersey).  Ownership: 100% owned by FICC, except Directors Qualifying Shares; Principal Business: Savings and Loan; Affiliate of First Investors Life Insurance Company.

First Investors Credit Corporation (New Jersey).  Ownership: 100% owned by FIFSB; Principal Business: Inactive; Affiliate of First Investors Life Insurance Company.

N.A.K. Realty Corporation (New Jersey).  Ownership: 100% owned by FICC; Principal Business:  Real Estate; Affiliate of First Investors Life Insurance Company.

Real Property Development Corporation (New Jersey).  Ownership: 100% owned by FICC; Principal Business: Real Estate; Affiliate of First Investors Life Insurance Company.

First Investors Credit Funding Corporation (New York).  Ownership:  100% owned by FICC; Principal Business: Inactive; Affiliate of First Investors Life Insurance Company.

Item 27.

Number of Contractowners

As of March 31, 2008, the number of owners of variable annuity contracts offered by First Investors Life Variable Annuity Fund D was 3,522.

Item 28.

Indemnification

Article XIV of the By-Laws of First Investors Life Insurance Company provides as follows:

"To the full extent authorized by law and by the Charter, the Corporation shall and hereby does indemnify any person who shall at any time be made, or threatened to be made, a party in any civil or criminal action or proceeding by reason of the fact that he, his testator or his intestate is or was a director or officer of the Corporation or served another corporation in any capacity at the request of the Corporation, provided, that the notice required by Section 62-a of the Insurance Law of the State of New York, as now in effect or as amended from time to time, be filed with the Superintendent of Insurance."

Reference is hereby made to the New York Business Corporation Law, Sections 721 through 726.

The general effect of this Indemnification will be to indemnify any person made, or threatened to be made, a party to an action by or in the right of the corporation to procure a judgment in its favor by reason of the fact that the person, or that person's testator or intestate, is or was a director or officer of the corporation, or is or was serving at the request of the corporation as a director or officer of any other corporation of any type or kind, domestic or foreign, of any partnership, joint venture, trust, employee benefit plan or other enterprise, against amounts paid in settlement and reasonable expenses, including attorney's fees, actually and necessarily incurred in connection with the defense or settlement of such action, or in connection with an appeal therein if such director or officer acted in good faith, for a purpose reasonably believed by that person to be in, and not opposed to, the best interest s of the corporation and not otherwise knowingly unlawful.

The directors and officers of First Investors Life are insured against certain liabilities arising out of their conduct in such capacities.  The policy is subject to certain terms and conditions and to the specified coverage limit set forth in the policy.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the First Investors Life Variable Annuity Fund D pursuant to the foregoing provisions, or otherwise, the First Investors Life Variable Annuity Fund D has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the First Investors Life Variable Annuity Fund D of expenses incurred or paid by a director, officer or controlling person of the First Investors Life Variable Annuity Fund D in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registere d, the First Investors Life Variable Annuity Fund D will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.

Principal Underwriter

(a)

First Investors Corporation, Underwriter of the Registrant, is also underwriter for:

First Investors Equity Funds

First Investors Income Funds

First Investors Tax Exempt Funds

First Investors Life Variable Annuity Fund A

First Investors Life Level Premium Variable Life Insurance (Separate Account B)

First Investors Life Variable Annuity Fund C

First Investors Life Modified Single Premium Variable Life Insurance (Separate Account E)

First Investors Corporation is Sponsor of:

First Investors Single Payment and Periodic Payment Plans I for Investment in First Investors Global Fund, Inc.

First Investors Single Payment and Periodic Payment Plans II for Investment in First Investors Global Fund, Inc.

First Investors Single Payment and Periodic Payment Plans for Investment in First Investors Fund For Income, Inc.

First Investors Single Payment and Periodic Payment Plans for Investment in First Investors Government Fund, Inc.

First Investors Periodic Payment Plans for Investment in First Investors High Yield Fund, Inc.

First Investors Single Payment and Periodic Payment Plans for the Accumulation of Shares of First Investors Global Fund, Inc.

First Investors Single Payment and Periodic Payment Plans for Investment in First Investors Insured Tax Exempt Fund, Inc.

(b)

The following persons are the officers and directors of First Investors Corporation:
(The principal business address of each director and officer listed below is c/o First Investors

Legal Department, 110 Wall Street, New York, New York 10005.)

Position and

Name and Principal

Office with First

Business Address

Investors Corporation

Carol Lerner Brown

Assistant Secretary

Conrad Charak

Assistant Secretary

Anne Condon

Vice President

Robert M. Flanagan

President and Director

Robert J. Grosso

Chief Compliance Officer

Kathryn S. Head

Chairman of the Board and Director

Larry R. Lavoie

Secretary, General Counsel and Director

William M. Lipkus

Chief Financial Officer and Treasurer

Marc S. Milgram

  Vice President

Frederick Miller

Senior Vice President

Elizabeth Reilly

Vice President

Mark Segal

Assistant Vice President

Matthew Smith

Vice President

Marjorie Solowey

   Vice President

William J. Vogt

 Assistant Vice President

(c)

Not Applicable.

Item 30.

Location of Accounts and Records

The accounts, books and other documents required to be maintained pursuant to Section 31(a) of the 1940 Act and rules promulgated thereunder are maintained by First Investors Life Insurance  Company at its office at 110 Wall Street, New York, New York 10005; at its office at Raritan Plaza 1, Edison, NJ 08837; at Vital Records, 563 New Center Road, Flagtown, NJ 08821 (electronic record storage) and at Archive Systems, 25 Commerce Road, Fairfield, NJ 07004 (archive records).

Item 31.

Management Services

Not applicable.

Item 32.

Undertakings

Registrant hereby makes the following undertakings:

(a)

An undertaking to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

(b)

An undertaking to include either: (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information;

(c)

An undertaking to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

(d)

Representation Regarding Reasonableness of Aggregate Contract Fees and Charges Pursuant to Section 26(a)(e)(2)(A) of the Investment Company Act of 1940.

First Investors Life Insurance Company (“First Investors Life”) represents that the fees and charges deducted under the Contracts that are identified as Contract Form VAC (CDSC) and described in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by First Investors Life under the Contracts. First Investors Life bases its representations on its assessment of all of the facts and circumstances, including such relevant factors, as the nature and extent of such services, expenses and risks; the need for First Investors Life to earn a profit; and the regulatory standards for exemptive relief under the Investment Company Act of 1940 used prior to October 1996, including the range of industry practice.  This representation applies to all Contracts sold pursuant to this Registration Statement, including those sold on terms specifically described in the prospectus contained herein, or any variations therein, based on supplements, endorsements, or riders to any Contracts or prospectus, or otherwise.

SIGNATURES

As required by the Securities Act of 1933, as amended (“1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant represents and certifies that this Amendment meets all the requirements for effectiveness pursuant to Rule 485(b) under the 1933 Act and has caused this Amendment to be signed on its behalf, in the City of New York, and State of New York (or the City of Edison, State of New Jersey for Ms. Springsteen and Messrs. Lipkus and Falcon), on the 23rd day of April, 2008.

FIRST INVESTORS LIFE VARIABLE ANNUITY FUND D

(Registrant)

BY:

FIRST INVESTORS LIFE INSURANCE COMPANY

/s/ (Depositor)

(On behalf of the Registrant and itself)

By:

/s/ Carol E. Springsteen

Carol E. Springsteen

President

As required by the 1933 Act, this Amendment to Registrant’s Registration Statement has been signed by the following officers and directors of the Depositor in the capacities and on the dates indicated:

SIGNATURE	TITLE	DATE

/s/ Carol E. Springsteen	President and Director	April 22, 2008
Carol E. Springsteen

/s/ William H. Drinkwater	Senior Vice President,	April 23, 2008
William H.Drinkwater	Chief Actuary and Director

/s/ William M. Lipkus	Vice President, Chief	April 22, 2008
William M. Lipkus	Financial Officer and Director

/s/ Lawrence M. Falcon	Senior Vice President and	April 22, 2008
Lawrence M. Falcon	Comptroller

/s/ Lawrence A. Fauci*	Director	April 23, 2008
Lawrence A. Fauci

/s/ Robert M. Flanagan*	Vice President and Director	April 23, 2008
Robert M. Flanagan

/s/ Richard H. Gaebler*	Director	April 23, 2008
Richard H. Gaebler

/s/ Jay G. Baris*	Director	April 23, 2008
Jay G. Baris

/s/ Scott Hodes*	Director	April 23, 2008
Scott Hodes

/s/ Glenn T. Dallas*	Director	April 23, 2008
Glenn T. Dallas

/s/ Jackson Ream*	Director	April 23, 2008
Jackson Ream

/s/ Nelson Schaenen Jr.*	Director	April 23, 2008
Nelson Schaenen Jr.

/s/ Kathryn S. Head*	Chairman and Director	April 23, 2008
Kathryn S. Head

/s/ Clark D. Wagner*	Director	April 23, 2008
Clark D. Wagner

*By: /s/ William H. Drinkwater	April 23, 2008
William H. Drinkwater
(Attorney-in-Fact)

INDEX TO EXHIBITS

Exhibit

Number

Description

10(a)

Consent of Independent Public Accountants